                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07751

                          Nuveen Multistate Trust IV
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.1%

 $     1,000 Kansas Development Finance Authority, Athletic Facility       6/14 at 100.00          A1 $     1,054,560
              Revenue Bonds, University of Kansas Athletic Corporation
              Project, Series 2004K, 5.000%, 6/01/19

       1,480 Kansas Development Finance Authority, Board of Regents,       4/15 at 100.00         AAA       1,583,082
              Revenue Bonds, Kansas State University Housing System,
              Series 2005A, 5.000%, 4/01/22 - MBIA Insured

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-       1,547,040
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00         AAA       1,013,924
              Series 2001A, 5.500%, 7/01/16 - AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00         AAA         286,659
              Series 2001B, 5.500%, 7/01/16 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
       5,205 Total Education and Civic Organizations                                                        5,485,265
---------------------------------------------------------------------------------------------------------------------
             Health Care - 17.6%

             Coffeyville Public Building Commission, Kansas, Healthcare
             Facilities Revenue Bonds, Coffeyville Regional Medical
             Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured                              8/12 at 100.00         AAA       1,054,677
       1,050  5.000%, 8/01/19 - AMBAC Insured                              8/12 at 100.00         AAA       1,100,453
       1,000  5.000%, 8/01/20 - AMBAC Insured                              8/12 at 100.00         AAA       1,045,750

       2,000 Colby, Kansas, Health Facilities Revenue Refunding Bonds,     8/08 at 100.00         N/R       2,004,000
              Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16

         680 Kansas Development Finance Authority, Health Facilities      11/15 at 100.00          A2         711,654
              Revenue Bonds, Hays Medical Center Inc., Series 2005L,
              5.000%, 11/15/20

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00          AA       5,051,419
              Revenue Bonds, Sisters of Charity of Leavenworth Health
              Services Corporation, Series 2000K, 6.500%, 12/01/16

       1,285 Kansas Development Finance Authority, Hospital Revenue       12/12 at 100.00          AA       1,367,137
              Bonds, Susan B. Allen Memorial Hospital, Series 2002Q,
              5.375%, 12/15/16 - RAAI Insured

       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial   7/09 at 100.00          AA       1,169,951
              Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health
             Center, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured                                8/11 at 100.00         AAA       1,077,306
       1,075  5.000%, 8/15/15 - FSA Insured                                8/11 at 100.00         AAA       1,126,632

             Newton, Kansas, Hospital Revenue Refunding Bonds, Newton
             Healthcare Corporation, Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00        BBB-       1,024,200
       1,750  5.750%, 11/15/24                                            11/08 at 100.00        BBB-       1,786,558

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     7/06 at 101.00         AAA         100,158
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured

       4,780 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/09 at 101.00          A+       5,144,905
              Improvement Bonds, Via Christi Health System Inc., Series
              1999-XI, 6.250%, 11/15/24
---------------------------------------------------------------------------------------------------------------------
      22,440 Total Health Care                                                                             23,764,800
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.8%

             Wichita, Kansas, Multifamily Housing Revenue Refunding
             Bonds, Shores Apartments, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                               4/09 at 102.00          AA       1,594,320
       2,000  6.800%, 4/01/24 - RAAI Insured                               4/09 at 102.00          AA       2,123,140
---------------------------------------------------------------------------------------------------------------------
       3,500 Total Housing/Multifamily                                                                      3,717,460
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.6%

         215 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/10 at 105.00         Aaa         221,560
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum
              Tax)

       3,135 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/12 at 105.00         Aaa       3,271,404
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative
              Minimum Tax)

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1

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       290 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed     No Opt. Call         Aaa $       303,642
              Securities Program Single Family Revenue Bonds, Series
              1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

         740 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed   6/08 at 105.00         Aaa         758,500
              Securities Program Single Family Revenue Bonds, Series
              1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

         350 Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed  12/09 at 105.00         Aaa         361,049
              Securities Program Single Family Revenue Bonds, Series
              2000A-2, 7.600%, 12/01/31 - MBIA Insured (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,730 Total Housing/Single Family                                                                    4,916,155
---------------------------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00          A-       1,069,420
              Revenue Bonds, Cessna Citation Service Center,
              Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc.   8/07 at 101.00          A+       1,028,420
              Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,000 Total Industrials                                                                              2,097,840
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.3%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00           A         521,555
              Bonds, Catholic Care Center Inc., Series 2001, 5.750%,
              11/15/23
---------------------------------------------------------------------------------------------------------------------
             Materials - 2.8%

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00          A+       3,850,146
              Revenue Bonds, Excel Corporation/Cargill Inc. Project,
              Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 20.6%

       2,500 Butler and Sedgwick Counties Unified School District 385,       No Opt. Call         AAA       2,950,250
              Andover, Kansas, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA
              Insured

       2,615 Butler County Unified School District 394, Kansas, General    9/14 at 100.00         AAA       2,787,433
              Obligation Bonds, Series 2004, 5.000%, 9/01/23 - FSA
              Insured

       1,170 Butler County Unified School District 490, Kansas, General    9/15 at 100.00         AAA       1,246,998
              Obligation Bonds, Series 2005B, 5.000%, 9/01/25 - FSA
              Insured

       1,675 Cowley County Unified School District 465, Winfield,         10/13 at 100.00         AAA       1,844,024
              Kansas, General Obligation Bonds, Series 2003,
              5.250%, 10/01/23 - MBIA Insured

         750 Derby, Kansas, General Obligation Bonds, Series 2001A,       12/11 at 100.00         Aaa         805,043
              5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B,       12/10 at 100.00         Aaa         595,157
              5.000%, 12/01/18 - FSA Insured

         650 Harvey County Unified School District 460, Hesston, Kansas,   9/12 at 100.00         AAA         691,015
              General Obligation Bonds, Series 2002, 5.000%, 9/01/22 -
              FGIC Insured

             Johnson County Unified School District 229, Blue Valley,
             Kansas, General Obligation Bonds, Series 2005A:
       2,635  5.000%, 10/01/18 - FSA Insured                              10/15 at 100.00         AAA       2,861,689
       3,205  5.000%, 10/01/22 - FSA Insured                              10/15 at 100.00         AAA       3,446,208

       2,000 Johnson County Unified School District 232, Kansas, General   9/15 at 100.00         Aaa       2,205,260
              Obligation Bonds, Series 2005A, 5.250%, 9/01/20 - FSA
              Insured

       1,450 Leavenworth County Unified School District 464, Tonganoxie,   9/15 at 100.00         AAA       1,543,090
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/26 - MBIA Insured

       1,020 Miami County Unified School District 367, Osawatomie,         9/15 at 100.00         AAA       1,102,110
              Kansas, General Obligation Bonds, Series 2005A, 5.000%,
              9/01/20 - FSA Insured

       1,100 Montgomery County Unified School District 445, Coffeyville,   4/12 at 100.00         AAA       1,165,923
              Kansas, General Obligation Bonds, Series 2002, 5.000%,
              4/01/22 - FGIC Insured

             Puerto Rico, General Obligation and Public Improvement
             Bonds, Series 2001A:
       1,000  5.500%, 7/01/20 - MBIA Insured                                 No Opt. Call         AAA       1,164,230
         330  5.375%, 7/01/28                                              7/11 at 100.00         BBB         350,308

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2

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $     1,250   Sedgwick County Unified School District 259, Wichita,         9/10 at 100.00          AA     $     1,191,113
                Kansas, General Obligation Bonds, Series 2000, 3.500%,
                9/01/16

       1,795   Wichita, Kansas, General Obligation Bonds, Series 2002,       4/09 at 101.00          AA           1,879,778
                5.000%, 4/01/17
---------------------------------------------------------------------------------------------------------------------------
      25,705   Total Tax Obligation/General                                                                      27,829,629
---------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 21.9%

       3,000   Butler County Public Building Commission, Kansas,            10/10 at 100.00         Aaa           3,232,950
                Improvement Revenue Bonds, Public Facilities Projects,
                Series 2000, 5.550%, 10/01/21 - MBIA Insured

               Kansas Department of Transportation, Highway Revenue Bonds,
               Series 2004A:
       1,000    5.000%, 3/01/20                                              3/14 at 100.00         AA+           1,069,710
       5,000    5.000%, 3/01/23                                              3/14 at 100.00         AA+           5,313,300

       5,000   Kansas Development Finance Authority, Board of Regents,       4/13 at 102.00         AAA           5,325,350
                Revenue Bonds, Scientific Research and Development
                Facilities Projects, Series 2003C, 5.000%, 10/01/23 -
                AMBAC Insured

         500   Kansas Development Finance Authority, Lease Revenue Bonds,   10/12 at 100.00         AAA             531,830
                Department of Administration, State Capitol Restoration
                Parking Facility Project, Series 2002C, 5.000%, 10/01/21 -
                FSA Insured

       1,140   Kansas Development Finance Authority, Lease Revenue Bonds,    4/14 at 100.00         AAA           1,225,261
                Department of Administration, State Capitol Restoration
                Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured

       1,000   Kansas Development Finance Authority, Revenue Bonds, State   10/11 at 100.00         AAA           1,060,680
                Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured

       2,085   Kansas Development Finance Authority, Revenue Bonds, State   10/12 at 100.00         AAA           2,256,596
                Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured

       2,355   Kansas Development Finance Authority, Revenue Bonds, State    8/13 at 100.00         AAA           2,540,056
                Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured

       1,500   Kansas Development Finance Authority, Revenue Bonds, State    5/15 at 100.00         AAA           1,612,380
                Projects, Series 2005H, 5.000%, 5/01/20 - MBIA Insured

       1,800   Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00         N/R           1,952,856
                Revenue Bonds, Overland Park Convention Center, Series
                2001A, 7.375%, 1/01/32

       2,000   Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB           2,222,920
                Taxes Loan Note, Series 1999A, 6.375%, 10/01/19

       1,000   Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00         BBB           1,044,460
                Revenue Refunding Bonds, Matching Fund Loan Note, Series
                1998A, 5.625%, 10/01/25
---------------------------------------------------------------------------------------------------------------------------
      27,380   Total Tax Obligation/Limited                                                                      29,388,349
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 12.4% (3)

       1,450   Augusta, Kansas, Waterworks System Revenue Bonds, Series     10/08 at 101.50          AA (3)       1,566,450
                2000A, 6.150%, 10/01/20 (Pre-refunded 10/01/08) - RAAI
                Insured

      12,175   Johnson County, Kansas, Residual Revenue and Refunding          No Opt. Call         Aaa           9,648,079
                Bonds, Series 1992, 0.000%, 5/01/12 (ETM)

       1,070   Scott County Unified School District 466, Kansas, General     9/12 at 100.00         AAA           1,170,195
                Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18
                (Pre-refunded 9/01/12) - FGIC Insured

       1,010   Wichita, Kansas, Revenue Bonds, CSJ Health System of          5/06 at 100.00          A+ (3)       1,150,400
                Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)

       3,000   Wyandotte County Unified School District 500, Kansas,         9/12 at 100.00         AAA           3,237,780
                General Obligation Bonds, Series 2002, 5.000%, 9/01/20
                (Pre-refunded 9/01/12) - FSA Insured
---------------------------------------------------------------------------------------------------------------------------
      18,705   Total U.S. Guaranteed                                                                             16,722,904
---------------------------------------------------------------------------------------------------------------------------
               Utilities - 3.2%

       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           1,060,840
                Series 2005RR, 5.000%, 7/01/30 - XLCA Insured

               Wellington, Kansas, Electric, Water, and Sewer Utility
               System Revenue Bonds, Series 2002:
         335    5.250%, 11/01/25 - AMBAC Insured                            11/12 at 100.00         AAA             366,751
         785    5.250%, 11/01/27 - AMBAC Insured                            11/12 at 100.00         AAA             843,129

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3

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Utilities (continued)

 $     1,000   Wyandotte County-Kansas City Unified Government, Kansas,      9/14 at 100.00         AAA $     1,061,510
                Utility System Revenue Bonds, Series 2004B, 5.000%,
                9/01/24 - FSA Insured

       1,000   Wynadotte County-Kansas City Unified Government, Kansas,      5/11 at 100.00         AAA       1,056,180
                Industrial Revenue Bonds, Board of Public Utilities Office
                Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA
                Insured
-----------------------------------------------------------------------------------------------------------------------
       4,120   Total Utilities                                                                                4,388,410
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 7.0%

       1,040   Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00         Aaa       1,123,553
                Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
                9/01/22 - MBIA Insured

       2,300   Kansas Development Finance Authority, Water Pollution        11/12 at 100.00         AAA       2,447,590
                Control Revolving Fund Leveraged Bonds, Series 2002-II,
                5.000%, 11/01/23

       5,500   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,   10/13 at 100.00         AAA       5,852,769
                Series 2003, 5.000%, 10/01/22 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
       8,840   Total Water and Sewer                                                                          9,423,912
-----------------------------------------------------------------------------------------------------------------------
 $   126,825   Total Long-Term Investments (cost $125,427,130) - 97.8%                                      132,156,425
-----------------------------------------------------------------------------------------------------------------------
------------
               Short-Term Investments - 0.5%

         650   Puerto Rico Government Development Bank, Adjustable                                  A-1         650,000
                Refunding Bonds, Variable Rate Demand Obligations, Series
                1985, 3.060%, 12/01/15 - MBIA Insured (4)
-----------------------------------------------------------------------------------------------------------------------
 $       650   Total Short-Term Investments (cost $650,000)                                                     650,000
-----------------------------------------------------------------------------------------------------------------------
------------
               Total Investments (cost $126,077,130) - 98.3%                                                132,806,425
               -------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.7%                                                           2,300,761
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   135,107,186
               -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $126,061,691.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $6,829,613
       Depreciation                                               (84,879)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $6,744,734
     ---------------------------------------------------------------------

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4

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 1.1%

 $     4,930   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $     5,052,412
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 5.1%

       1,000   Campbellsville, Kentucky, Revenue Bonds, Campbellsville       3/15 at 100.00         N/R       1,016,750
                University, Series 2005, 5.700%, 3/01/34

       8,735   Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00        BBB-       9,395,890
                Lindsey Wilson College Project, Series 2001, 6.250%,
                4/01/21

       5,930   Jefferson County, Kentucky, College Revenue Bonds,            5/09 at 101.00        Baa2       6,001,516
                Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       1,000   Kentucky Asset/Liability Commission, General Receipts        10/15 at 100.00         AAA       1,088,290
                Revenue Bonds, University of Kentucky, Series 2005,
                5.000%, 10/01/16 - FGIC Insured

       1,500   Kentucky Economic Development Finance Authority, College     10/12 at 100.00         AAA       1,560,960
                Revenue Refunding and Improvement Bonds, Centre College
                Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

       2,500   Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-       2,565,975
                Environmental Control Facilities Financing Authority,
                Higher Education Revenue Bonds, Ana G. Mendez University
                System, Series 1999, 5.375%, 2/01/29

       3,000   Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB       3,084,360
                Environmental Control Facilities Financing Authority,
                Higher Education Revenue Bonds, University of the Sacred
                Heart, Series 2001, 5.250%, 9/01/31
-----------------------------------------------------------------------------------------------------------------------
      23,665   Total Education and Civic Organizations                                                       24,713,741
-----------------------------------------------------------------------------------------------------------------------
               Health Care - 11.3%

       4,820   Clark County, Kentucky, Hospital Revenue Refunding and        3/07 at 102.00        BBB-       4,972,698
                Improvement Bonds, Clark Regional Medical Center Project,
                Series 1997, 6.200%, 4/01/13

      10,340   Kentucky Economic Development Finance Authority, Health         No Opt. Call         AAA       3,741,943
                System Revenue Bonds, Norton Healthcare Inc., Series
                2000B, 0.000%, 10/01/28 - MBIA Insured

       9,500   Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00         AAA       9,851,405
                Revenue Refunding Bonds, Pikeville, United Methodist
                Hospital of Kentucky Inc. Project, Series 1997, 5.700%,
                2/01/28 - CONNIE LEE/AMBA Insured

               Kentucky Economic Development Finance Authority, Hospital
               System Revenue Refunding and Improvement Bonds, Appalachian
               Regional Healthcare Inc., Series 1997:
         500    5.500%, 10/01/07                                               No Opt. Call         BB-         505,010
         500    5.600%, 10/01/08                                             4/08 at 102.00         BB-         507,670
       3,500    5.850%, 10/01/17                                             4/08 at 102.00         BB-       3,501,050
       1,500    5.875%, 10/01/22                                             4/08 at 102.00         BB-       1,492,830

               Kentucky Economic Development Finance Authority, Revenue
               Bonds, Catholic Health Initiatives, Series 2001:
       1,000    5.250%, 9/01/21                                              9/11 at 100.00          AA       1,051,150
       1,000    5.250%, 9/01/24                                              9/11 at 100.00          AA       1,048,650

       6,080   Kentucky Economic Development Finance Authority, Revenue      6/08 at 101.00          AA       6,212,301
                Refunding and Improvement Bonds, Catholic Health
                Initiatives, Series 1998A, 5.000%, 12/01/27

       1,665   McCracken County, Kentucky, Hospital Facilities Revenue       5/06 at 101.00         AAA       1,685,746
                Refunding Bonds, Mercy Health System, Series 1994A,
                6.300%, 11/01/06 - MBIA Insured

       2,195   Rockcastle County, Kentucky, First Mortgage Revenue Bonds,    6/15 at 100.00        BBB-       2,226,367
                Rockcastle Hospital and Respiratory Care Center Inc.
                Project, Series 2005, 5.550%, 6/01/30

      16,500   Russell, Kentucky, Revenue Bonds, Bon Secours Health         11/12 at 100.00          A-      17,412,450
                System, Series 2002A, 5.625%, 11/15/30
-----------------------------------------------------------------------------------------------------------------------
      63,910   Total Health Care                                                                             54,209,270
-----------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 0.8%

       3,325   Henderson, Kentucky, Senior Tax-Exempt Residential            5/09 at 102.00         N/R       3,213,014
                Facilities Revenue Bonds, Pleasant Pointe Project, Series
                1999A, 6.125%, 5/01/29
-----------------------------------------------------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.8%

 $       425 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/09 at 101.00         AAA $       426,492
              1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00         AAA       9,720,318
              1999A, 5.200%, 1/01/31

         710 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00         AAA         725,372
              1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)

       4,950 Kentucky Housing Corporation, Housing Revenue Bonds, Series   1/14 at 100.00         AAA       4,861,346
              2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)

       2,470 Kentucky Housing Corporation, Housing Revenue Bonds, Series   7/14 at 100.00         AAA       2,423,589
              2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      18,035 Total Housing/Single Family                                                                   18,157,117
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.9%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds,         8/09 at 101.00           A       5,138,918
              Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 -
              ACA Insured

             Kentucky Economic Development Finance Authority, Mortgage
             Revenue Bonds, South Central Nursing Homes Inc., Series
             1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20) - MBIA Insured       1/08 at 105.00         AAA       2,175,860
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24) - MBIA Insured       1/08 at 105.00         AAA       4,025,341

       2,000 Kentucky Economic Development Finance Authority,             11/15 at 103.00         AAA       2,171,300
              Multifamily Housing Revenue Bonds, Christian Care
              Communities Projects, Series 2005, 5.250%, 11/20/25

             Kentucky Economic Development Finance Authority, Revenue
             Bonds, Christian Church Homes of Kentucky Inc. Obligated
             Group, Series 1998:
       1,800  5.375%, 11/15/23                                             5/08 at 102.00         BBB       1,811,286
       3,500  5.500%, 11/15/30                                             5/08 at 102.00         BBB       3,513,370
---------------------------------------------------------------------------------------------------------------------
      17,840 Total Long-Term Care                                                                          18,836,075
---------------------------------------------------------------------------------------------------------------------
             Materials - 2.4%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue        5/06 at 102.00         BBB       2,421,642
              Bonds, Willamette Industries Inc. Project, Series 1996,
              6.600%, 5/01/26 (Alternative Minimum Tax)

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   5/06 at 102.00         N/R       4,338,495
              Weyerhaeuser Company - TJ International Project, Series
              1996, 6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds,   4/07 at 102.00        Baa2       2,089,820
              Weyerhaeuser Company - TJ International Project, Series
              1997, 6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue    4/06 at 102.00         BBB       2,879,728
              Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      11,430 Total Materials                                                                               11,729,685
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.4%

             Bowling Green, Kentucky, General Obligation and Special
             Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                              6/12 at 100.00         Aa2       1,892,189
       1,230  5.000%, 6/01/24                                              6/12 at 100.00         Aa2       1,303,862
       1,665  5.000%, 6/01/25                                              6/12 at 100.00         Aa2       1,764,983

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00          AA       2,670,150
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

             Louisville and Jefferson County Metropolitan Government,
             Kentucky, General Obligation Bonds,
             Series 2004A-B:
       1,195  5.000%, 11/01/16 - AMBAC Insured                            11/14 at 100.00         AAA       1,294,555
       1,000  5.000%, 11/01/17 - AMBAC Insured                            11/14 at 100.00         AAA       1,080,780

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00         AA+       1,250,529
              2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series       10/12 at 100.00         AAA       3,187,410
              2002A, 5.000%, 10/01/23 - FGIC Insured

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     5,000 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00         AAA $     5,510,150
              Bonds, Series 2004A, 5.250%, 7/01/21 - MBIA Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       6,176,456
              2001, 9.094%, 7/01/19 - FSA Insured (IF)
---------------------------------------------------------------------------------------------------------------------
      22,950 Total Tax Obligation/General                                                                  26,131,064
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 32.0%

       1,305 Ballard County School District Finance Corporation,           6/14 at 100.00         Aaa       1,393,570
              Kentucky, School Building Revenue Bonds, Series 2004,
              5.000%, 6/01/21 - AMBAC Insured

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00         AAA       2,078,662
              Mortgage Revenue Bonds, Judicial Center Project, Series
              2000, 5.850%, 9/01/28 - AMBAC Insured

             Boone County School District Finance Corporation, Kentucky,
             School Building Revenue Bonds, Series 2004B:
       1,460  5.000%, 5/01/20 - FSA Insured                                5/14 at 100.00         Aaa       1,560,346
       2,580  5.000%, 5/01/21 - FSA Insured                                5/14 at 100.00         Aaa       2,753,608

       1,465 Boone County, Kentucky, Public Properties Corporation,        9/12 at 101.00         Aa3       1,584,822
              First Mortgage Bonds, AOC Judicial Facility, Series 2001,
              5.125%, 9/01/22

             Butler County School District Finance Corporation,
             Kentucky, Revenue Bonds, School Buildings, Series 2004C:
       1,220  5.000%, 6/01/20                                              6/14 at 100.00         Aa3       1,295,311
       1,255  5.000%, 6/01/22                                              6/14 at 100.00         Aa3       1,326,171

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00         Aa3       4,599,855
              First Mortgage Revenue Bonds, Courthouse Facilities
              Project, Series 1998A, 5.000%, 3/01/29

             Kenton County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       2,115  5.000%, 6/01/17 - MBIA Insured                               6/14 at 100.00         Aaa       2,274,852
       3,510  5.000%, 6/01/18 - MBIA Insured                               6/14 at 100.00         Aaa       3,768,617
       3,690  5.000%, 6/01/19 - MBIA Insured                               6/14 at 100.00         Aaa       3,953,835

             Kentucky Area Development Districts Financing Trust, Ewing,
             Lease Acquisition Program Revenue Bonds, Series 2000C:
         750  5.850%, 6/01/20                                              6/10 at 102.00          AA         814,140
       1,000  6.000%, 6/01/30                                              6/10 at 102.00          AA       1,093,800

       2,000 Kentucky Asset/Liability Commission, General Fund Revenue     5/15 at 100.00         AAA       2,124,580
              Project Notes, First Series 2005, 5.000%, 5/01/25 - MBIA
              Insured

       2,365 Kentucky Local Correctional Facilities Authority,               No Opt. Call         AAA       2,603,794
              Multi-County Lease Revenue Bonds, Series 2004, 5.250%,
              11/01/14 - MBIA Insured

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 81, Series 2003:
       1,000  5.000%, 11/01/19 - AMBAC Insured                            11/13 at 100.00         AAA       1,071,280
       3,740  5.000%, 11/01/21 - AMBAC Insured                            11/13 at 100.00         AAA       3,981,567
       2,845  5.000%, 11/01/23 - AMBAC Insured                            11/13 at 100.00         AAA       3,027,990

       4,000 Kentucky State Property and Buildings Commission, Revenue       No Opt. Call         AAA       4,423,680
              Bonds, Project 84, Series 2005, 5.000%, 8/01/18 - MBIA
              Insured

             Kentucky State Property and Buildings Commission, Revenue
             Bonds, Project 85, Series 2005:
       5,000  5.000%, 8/01/15 - FSA Insured                                  No Opt. Call         AAA       5,455,700
       2,795  5.000%, 8/01/22 - FSA Insured                                8/15 at 100.00         AAA       2,997,833
       5,085  5.000%, 8/01/25 - FSA Insured                                8/15 at 100.00         AAA       5,421,220

             Kentucky Turnpike Authority, Economic Development Road
             Revenue Bonds, Revitalization Project, Series 2005B:
       6,935  5.000%, 7/01/20 - AMBAC Insured                              7/15 at 100.00         AAA       7,468,024
      10,000  5.000%, 7/01/23 - AMBAC Insured                              7/15 at 100.00         AAA      10,696,100

       5,000 Kentucky Turnpike Authority, Economic Development Road        7/16 at 100.00         AAA       5,308,200
              Revenue Bonds, Revitalization Project, Series 2006B,
              5.000%, 7/01/24 (WI/DD, Settling 6/21/06) - AMBAC Insured

----
7

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00         AAA $     4,262,040
              Revenue Refunding Bonds, Revitalization Project, Series
              2001B, 5.150%, 7/01/19 - FSA Insured

             Letcher County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,430  5.000%, 6/01/18 - FSA Insured                                6/14 at 100.00         Aaa       1,535,362
       1,585  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00         Aaa       1,694,872

      11,000 Lexington-Fayette Urban County Government, Kentucky, First    7/08 at 102.00         AAA      11,537,130
              Mortgage Bonds, Public Facilities Corporation, Series
              1998, 5.125%, 10/01/31 - FSA Insured

       1,695 Louisville and Jefferson County Visitors and Convention       6/14 at 101.00         AAA       1,840,041
              Commission, Kentucky, Dedicated Tax Revenue Bonds, Series
              2004A, 5.000%, 12/01/15 - FSA Insured

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00         Aa3         708,026
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

       1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00         AAA       1,573,297
              Public Project Revenue Bonds, Court Facilities, Series
              1995, 5.900%, 9/01/26 - AMBAC Insured

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00         Aa3       5,438,640
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

             Oldham County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2004:
       1,230  5.000%, 5/01/18 - MBIA Insured                               5/14 at 100.00         Aaa       1,319,864
       1,635  5.000%, 5/01/20 - MBIA Insured                               5/14 at 100.00         Aaa       1,747,374
       1,715  5.000%, 5/01/21 - MBIA Insured                               5/14 at 100.00         Aaa       1,830,402

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00         Aa3       1,443,626
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

         500 Pendleton County, Kentucky, Leasing Trust Revenue Bonds,        No Opt. Call           A         605,290
              Kentucky Association of Counties, Series 1993A, 6.400%,
              3/01/19

       2,545 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call         AAA       2,862,336
              Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/12 at 100.00         AAA       1,046,060
              Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA       3,710,684
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21 - FSA Insured

       2,755 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         Aa1       3,441,326
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured

       4,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       5,025,840
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.558%, 7/01/36 - MBIA Insured (IF)

       6,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       6,953,520
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,360 Shelby County School District Finance Corporation,            5/14 at 100.00         Aaa       1,451,514
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 5/01/21 - MBIA Insured

       2,185 Spencer County School District Finance Corporation,           7/14 at 100.00         Aaa       2,339,370
              Kentucky, Revenue Bonds, School Buildings, Series 2004,
              5.000%, 7/01/21 - FSA Insured

       1,010 Virgin Islands Public Finance Authority, Gross Receipts      10/14 at 100.00         AAA       1,113,343
              Taxes Loan Note, Series 2003, 5.250%, 10/01/21 - FSA
              Insured

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00         AAA       7,302,820
              Kentucky, First Mortgage Revenue Bonds, AOC Judicial
              Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
     141,955 Total Tax Obligation/Limited                                                                 153,860,334
---------------------------------------------------------------------------------------------------------------------
             Transportation - 4.4%

             Guam International Airport Authority, Revenue Bonds, Series
             2003C:
       5,000  5.250%, 10/01/22 - MBIA Insured (Alternative Minimum Tax)   10/10 at 100.00         AAA       5,271,400
       2,195  5.000%, 10/01/23 - MBIA Insured (Alternative Minimum Tax)   10/13 at 100.00         AAA       2,271,254

----
8

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               Transportation (continued)

 $     1,250   Kenton County Airport Board, Kentucky, Airport Revenue        3/06 at 102.00         AAA     $     1,277,138
                Bonds, Cincinnati/Northern Kentucky International Airport,
                Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090   Kenton County Airport Board, Kentucky, Airport Revenue        3/13 at 100.00         AAA           5,255,425
                Bonds, Cincinnati/Northern Kentucky International Airport,
                Series 2003B, 5.000%, 3/01/23 - MBIA Insured (Alternative
                Minimum Tax)

       1,000   Louisville and Jefferson County Regional Airport Authority,   7/13 at 100.00         AAA           1,056,950
                Kentucky, Airport System Revenue Bonds, Series 2003C,
                5.250%, 7/01/22 - FSA Insured (Alternative Minimum Tax)

       6,000   Louisville and Jefferson County Regional Airport Authority,   3/09 at 101.00        Baa3           6,061,080
                Kentucky, Special Facilities Revenue Bonds, Airis
                Louisville LLC Project, Series 1999A, 5.500%, 3/01/19
                (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
      20,535   Total Transportation                                                                              21,193,247
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 12.2% (3)

       5,085   Campbellsville, Kentucky, Industrial Building Revenue         3/09 at 102.00        BBB- (3)       5,464,290
                Bonds, Campbellsville University Project, Series 1999,
                5.500%, 3/01/29 (Pre-refunded 3/01/09)

       1,310   Christian County, Kentucky, Hospital Revenue Bonds, Jennie    7/06 at 102.00          A- (3)       1,347,466
                Stuart Medical Center, Series 1996A, 6.000%, 7/01/17
                (Pre-refunded 7/01/06)

       3,500   Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00          A- (3)       3,600,100
                Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%,
                7/01/13 (Pre-refunded 7/01/06)

               Fayette County School District Finance Corporation,
               Kentucky, School Building Revenue Bonds, Series 2000:
       1,665    5.500%, 6/01/18 (Pre-refunded 6/01/10)                       6/10 at 101.00         AA- (3)       1,809,122
       2,795    5.500%, 6/01/20 (Pre-refunded 6/01/10)                       6/10 at 101.00         AA- (3)       3,036,935

       3,155   Florence Public Properties Corporation, Kentucky, First       6/07 at 102.00         AAA           3,297,764
                Mortgage Revenue Bonds, Administrative Office Complex
                Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded
                6/01/07) - MBIA Insured

       2,000   Jefferson County Collegiate Housing Foundation, Kentucky,     9/09 at 102.00         N/R (3)       2,258,460
                Student Housing Revenue Bonds, University of Louisville
                Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded
                9/01/09)

         400   Kentucky State Property and Buildings Commission, Agency      5/10 at 100.00         AAA             434,524
                Fund Revenue Bonds, Project 66A, Series 2000, 5.750%,
                5/01/20 (Pre-refunded 5/01/10) - MBIA Insured

         500   Kentucky State Property and Buildings Commission, Revenue    11/09 at 100.00         AAA             534,570
                Bonds, Project 64, Series 1999, 5.500%, 5/01/18
                (Pre-refunded 11/01/09) - MBIA Insured

       5,860   Kentucky State Property and Buildings Commission, Revenue    10/11 at 100.00         AAA           6,390,096
                Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19
                (Pre-refunded 10/01/11) - MBIA Insured

       2,000   Kentucky State Property and Buildings Commission, Revenue     2/12 at 100.00         AAA           2,148,380
                Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21
                (Pre-refunded 2/01/12) - FSA Insured

               Kentucky State Property and Buildings Commission, Revenue
               Refunding Bonds, Project 79, Series 2003:
       5,780    5.125%, 10/01/19 (Pre-refunded 10/01/13) - MBIA Insured     10/13 at 100.00         AAA           6,318,638
       5,000    5.000%, 10/01/21 (Pre-refunded 10/01/13) - MBIA Insured     10/13 at 100.00         AAA           5,424,900
       6,500    5.000%, 10/01/22 (Pre-refunded 10/01/13) - MBIA Insured     10/13 at 100.00         AAA           7,052,370

         245   Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA             307,595
                Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
                Insured (ETM)

       1,310   Puerto Rico, General Obligation and Public Improvement        7/06 at 101.50        BBB (3)        1,338,584
                Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded 7/01/06)

       2,600   Puerto Rico, General Obligation and Public Improvement        7/10 at 100.00         AAA           2,833,064
                Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10)
                - MBIA Insured

       2,000   Puerto Rico, General Obligation and Public Improvement        7/07 at 100.00         BBB (3)       2,053,800
                Refunding Bonds, Series 1997, 5.375%, 7/01/25
                (Pre-refunded 7/01/07)

       2,800   Russell, Kentucky, Health System Revenue Bonds, Franciscan    1/10 at 100.00        Baa2 (3)       2,978,276
                Health Partnership Inc. - Our Lady of Bellefonte Hospital,
                Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)
---------------------------------------------------------------------------------------------------------------------------
      49,695   Total U.S. Guaranteed                                                                             58,628,934
---------------------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Utilities - 9.2%

 $     1,175 Boone County, Kentucky, Collateralized Pollution Control      7/15 at 100.00         AAA $     1,193,777
              Revenue Bonds, Dayton Power & Light Company, Series 2005A,
              4.700%, 1/01/28 - FGIC Insured

       6,000 Boone County, Kentucky, Collateralized Pollution Control      7/06 at 100.00         AAA       6,042,060
              Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA
              Insured

             Owensboro, Kentucky, Electric Light and Power System
             Revenue Bonds, Series 1991B:
       7,100  0.000%, 1/01/11 - AMBAC Insured                                No Opt. Call         AAA       5,945,824
       6,475  0.000%, 1/01/12 - AMBAC Insured                                No Opt. Call         AAA       5,196,835
       5,810  0.000%, 1/01/15 - AMBAC Insured                                No Opt. Call         AAA       4,058,169
       7,900  0.000%, 1/01/17 - AMBAC Insured                                No Opt. Call         AAA       5,007,415
      13,300  0.000%, 1/01/18 - AMBAC Insured                                No Opt. Call         AAA       8,045,569

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA       3,423,000
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA       5,368,150
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      55,760 Total Utilities                                                                               44,280,799
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.3%

       1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00         Aaa       1,531,956
              Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured

       1,000 Kentucky Rural Water Finance Corporation, Multimodal Public   2/11 at 102.00         AA-       1,078,040
              Projects Revenue Bonds, Flexible Term Program, Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson County Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                              11/07 at 101.00         AAA       6,235,200
       2,500  5.200%, 5/15/25 - MBIA Insured                              11/07 at 101.00         AAA       2,583,525

       3,200 Louisville and Jefferson County Metropolitan Sewer            5/08 at 101.00         AAA       3,301,088
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured

      16,000 Louisville and Jefferson County Metropolitan Sewer           11/11 at 101.00         AAA      17,447,038
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured

       7,225 Northern Kentucky Water District, Revenue Refunding Bonds,    2/12 at 100.00         Aaa       7,515,590
              Series 2002A, 5.000%, 2/01/27 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      37,330 Total Water and Sewer                                                                         39,692,437
---------------------------------------------------------------------------------------------------------------------
 $   471,360 Total Investments (cost $455,802,631) - 99.9%                                                479,698,129
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                             578,725
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   480,276,854
             --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
        (WI/DD) Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Investment is escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $455,709,879.

----
10

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $24,464,852
       Depreciation                                               (476,602)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $23,988,250
     ----------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Consumer Discretionary - 0.7%

 $     2,000   Michigan Strategic Fund, Multi-Modal Interchangeable Rate     3/06 at 101.50           B $     1,647,280
                Pollution Control Revenue Refunding Bonds, General Motors
                Corporation, Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 0.4%

         910   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB         932,595
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 4.2%

         630   Chandler Park Academy, Michigan, Public School Academy       11/15 at 100.00        BBB-         633,295
                Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

               Michigan Technological University, General Revenue Bonds,
               Series 2004A:
       1,230    5.000%, 10/01/24 - MBIA Insured                             10/13 at 100.00         AAA       1,306,912
       1,850    5.000%, 10/01/29 - MBIA Insured                             10/13 at 100.00         AAA       1,939,762

       6,150   Wayne State University, Michigan, General Revenue Bonds,     11/09 at 101.00         AAA       6,471,337
                Series 1999, 5.125%, 11/15/29 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
       9,860   Total Education and Civic Organizations                                                       10,351,306
--------------------------------------------------------------------------------------------------------------------------
               Health Care - 11.2%

               Flint Hospital Building Authority, Michigan, Revenue Rental
               Bonds, Hurley Medical Center, Series 1998B:
       1,000    5.375%, 7/01/18                                              7/08 at 101.00        Baa3       1,002,990
       1,000    5.375%, 7/01/28                                              7/08 at 101.00        Baa3         965,260

       3,530   Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00         N/R       3,608,225
                Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       2,200   Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00          A1       2,348,456
                Bonds, Henry Ford Health System, Series 1999A, 6.000%,
                11/15/24

       1,000   Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00        BBB-       1,020,360
                Bonds, Michigan Community Hospital, Series 1996, 6.250%,
                10/01/27

       1,475   Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00         BBB       1,501,550
                Refunding Bonds, Chelsea Community Hospital, Series 1998,
                5.375%, 5/15/19

       1,000   Michigan State Hospital Finance Authority, Hospital Revenue   3/12 at 101.00          A+       1,069,840
                Refunding Bonds, Crittenton Hospital, Series 2002A,
                5.625%, 3/01/27

         380   Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call          A-         391,005
                Refunding Bonds, Gratiot Community Hospital, Series 1995,
                6.100%, 10/01/07

       3,000   Michigan State Hospital Finance Authority, Hospital Revenue   3/13 at 100.00          A1       3,256,260
                Refunding Bonds, Henry Ford Health System, Series 2003A,
                5.625%, 3/01/17

         500   Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         BBB         495,665
                Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37

         500   Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00        Baa1         506,780
                Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

       3,755   Michigan State Hospital Finance Authority, Revenue            8/06 at 100.00         BB-       3,757,215
                Refunding Bonds, Detroit Medical Center Obligated Group,
                Series 1993A, 6.500%, 8/15/18

       1,600   Pontiac Hospital Finance Authority, Michigan, Hospital        8/06 at 100.00         Ba2       1,518,800
                Revenue Refunding Bonds, NOMC Obligated Group, Series
                1993, 6.000%, 8/01/23

               Royal Oak Hospital Finance Authority, Michigan, Hospital
               Revenue Bonds, William Beaumont Hospital, Series 2001M:
       1,000    5.250%, 11/15/31 - MBIA Insured                             11/11 at 100.00         AAA       1,047,090
       2,000    5.250%, 11/15/35 - MBIA Insured                             11/11 at 100.00         AAA       2,090,060

       3,000   Royal Oak Hospital Finance Authority, Michigan, Hospital      4/06 at 102.00         AAA       3,064,050
                Revenue Refunding Bonds, William Beaumont Hospital, Series
                1996, 5.250%, 1/01/20 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
      26,940   Total Health Care                                                                             27,643,606
--------------------------------------------------------------------------------------------------------------------------

----
12

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.7%

 $     1,190 Michigan Housing Development Authority, GNMA Collateralized   3/06 at 102.00         Aaa $     1,203,495
              Limited Obligation Multifamily Revenue Refunding Bonds,
              Parc Point Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan Housing Development Authority, Section 8 Assisted      No Opt. Call          AA       2,876,580
              Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14
---------------------------------------------------------------------------------------------------------------------
       7,190 Total Housing/Multifamily                                                                      4,080,075
---------------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,000 Michigan Strategic Fund, Solid Waste Disposal Limited           No Opt. Call         BBB       2,002,400
              Obligation Revenue Bonds, Waste Management Inc., Series
              2004, 4.500%, 12/01/13 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.9%

       2,500 Kalamazoo Economic Development Corporation, Michigan,         5/07 at 102.00         BB+       2,547,300
              Limited Obligation Revenue and Refunding Bonds, Friendship
              Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

       1,000 Michigan State Hospital Finance Authority, Revenue Bonds,     5/15 at 100.00         N/R         990,830
              Presbyterian Villages of Michigan Obligated Group, Series
              2005, 5.250%, 11/15/25

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Bonds,    6/08 at 100.00        BBB-       3,303,003
              Clark Retirement Community Inc., Series 1998, 5.250%,
              6/01/18

             Michigan Strategic Fund, Limited Obligation Revenue
             Refunding Bonds, Porter Hills Presbyterian Village, Series
             1998:
         140  5.300%, 7/01/18                                              7/08 at 101.00        BBB+         143,121
         260  5.375%, 7/01/28                                              7/08 at 101.00        BBB+         263,585
---------------------------------------------------------------------------------------------------------------------
       7,200 Total Long-Term Care                                                                           7,247,839
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.7%

       1,750 Dickinson County Economic Development Corporation,           11/14 at 100.00         BBB       1,737,750
              Michigan, Pollution Control Revenue Bonds, International
              Paper Company, Series 2004A, 4.800%, 11/01/18
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 35.1%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00          AA       1,091,290
              Michigan, General Obligation Bonds, Series 2002-3, 5.500%,
              5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series       10/12 at 100.50         AAA       1,255,064
              2002, 5.000%, 10/01/21

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00         AAA       1,700,936
              Livingston County, Michigan, Limited Tax General
              Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA
              Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry          5/13 at 100.00          AA       1,101,233
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.250%, 5/01/22

             Caledonia Community Schools, Kent, Allegan and Barry
             Counties, Michigan, General Obligation Bonds, Series 2005:
       1,000  5.000%, 5/01/25 - MBIA Insured                               5/15 at 100.00         AAA       1,062,290
       1,135  5.000%, 5/01/26 - MBIA Insured                               5/15 at 100.00         AAA       1,203,929

       1,500 Cedar Springs Public School District, Kent and Newaygo        5/13 at 100.00         AAA       1,581,300
              Counties, Michigan, General Obligation Bonds, Series 2003,
              5.125%, 5/01/32

       1,850 Chippewa Valley Schools, Macomb County, Michigan, General     5/15 at 100.00         AAA       1,968,141
              Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA
              Insured

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00         AAA       1,853,064
              Counties, Michigan, Unlimited Tax General Obligation
              School Building and Site Bonds, Series 1999, 5.000%,
              5/01/29 - MBIA Insured

       6,085 Detroit, Michigan, General Obligation Bonds, Series           4/14 at 100.00         AAA       6,573,382
              2004A-1, 5.250%, 4/01/20 - AMBAC Insured

      11,000 Detroit-Wayne County Stadium Authority, Michigan, Limited     2/07 at 102.00         AAA      11,363,877
              Tax General Obligation Building Authority Stadium Bonds,
              Series 1997, 5.250%, 2/01/27 - FGIC Insured

       1,245 Edwardsburg Public School, Cass County, Michigan, General     5/14 at 100.00         AAA       1,317,222
              Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA
              Insured

       1,125 Ferndale Public School District, Oakland County, Michigan,      No Opt. Call         AAA       1,192,658
              General Obligation Bonds, Series 2004, 5.000%, 5/01/23 -
              FGIC Insured

----
13

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Fitzgerald Public School District, Macomb County, Michigan,
             General Obligation Bonds, Series 2004B:
 $     2,125  5.000%, 5/01/18 - AMBAC Insured                             11/14 at 100.00         AAA $     2,283,376
       1,125  5.000%, 5/01/19 - AMBAC Insured                             11/14 at 100.00         AAA       1,206,293

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00          AA       2,074,080
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              5/01/26

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00          AA       4,528,785
              Michigan, General Obligation Refunding Bonds, Series 2001,
              5.125%, 5/01/29

       2,000 Howell Public Schools, Livingston County, Michigan, General  11/13 at 100.00          AA       2,123,200
              Obligation Bonds, Series 2003, 5.000%, 5/01/24

       1,000 Jackson Public Schools, Jackson County, Michigan, General     5/14 at 100.00         AAA       1,062,280
              Obligation School Building and Site Bonds, Series 2004,
              5.000%, 5/01/22 - FSA Insured

       1,030 Kent County, Michigan, General Obligation Bonds, Series      12/14 at 100.00         AAA       1,105,015
              2004A, 5.000%, 12/01/22

       1,300 Lansing Community College, Michigan, General Obligation       5/13 at 100.00         AAA       1,387,425
              Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00         AAA       1,039,600
              Michigan, General Obligation Bonds, Series 2001, 5.000%,
              5/01/27 - FGIC Insured

       2,000 Livonia Public Schools, Wayne County, Michigan, General       5/14 at 100.00         AAA       2,130,280
              Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA
              Insured

       2,700 Livonia Public Schools, Wayne County, Michigan, Unlimited       No Opt. Call         AAA       2,503,737
              Tax General School Building and Site Bonds, Series
              1992-II, 0.000%, 5/01/08 - FGIC Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call         AAA       2,584,596
              Program Revenue Bonds, Pontiac School District, Series
              1991C, 0.000%, 6/15/08 - FSA Insured

       3,250 Michigan, General Obligation Bonds, Environmental             5/13 at 100.00          AA       3,513,023
              Protection Program, Series 2003A, 5.250%, 5/01/21

       2,000 Muskegon Public Schools, Muskegon County, Michigan, General   5/14 at 100.00         AAA       2,133,160
              Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA
              Insured

       1,130 Novi, Michigan, General Obligation Bonds, Series 2002,       10/13 at 100.00         AAA       1,238,548
              5.250%, 10/01/15 - FSA Insured

             Okemos Public School District, Ingham County, Michigan,
             General Obligation Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                 No Opt. Call         AAA         627,560
       1,020  0.000%, 5/01/18 - MBIA Insured                                 No Opt. Call         AAA         611,051

       1,500 Southgate Community School District, Wayne County,            5/09 at 100.00         AAA       1,536,360
              Michigan, General Obligation Bonds, Series 1999, 5.000%,
              5/01/25 - FGIC Insured

       1,625 Walled Lake Consolidated School District, Oakland County,     5/14 at 100.00         AAA       1,779,229
              Michigan, General Obligation Bonds, Series 2004, 5.250%,
              5/01/22 - MBIA Insured

       1,170 Waverly Community Schools, Ingham County, Michigan, General   5/15 at 100.00         AAA       1,253,948
              Obligation Bonds, Series 2005, 5.000%, 5/01/21 - FSA
              Insured

       3,270 West Ottawa Public School District, Ottawa County,              No Opt. Call         AAA       2,052,121
              Michigan, General Obligation Refunding Bonds, Series 1992,
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, Unlimited      No Opt. Call         AAA       6,080,936
              Tax General Obligation QSBLF Bonds, Series 1996, 5.500%,
              5/01/25 - MBIA Insured

             Zeeland Public Schools, Ottawa and Allegan Counties,
             Michigan, General Obligation Bonds, Series 2005:
       1,400  5.000%, 5/01/20 - FGIC Insured                               5/15 at 100.00         AAA       1,502,662
       3,170  5.000%, 5/01/22 - FGIC Insured                               5/15 at 100.00         AAA       3,387,399
       3,350  5.000%, 5/01/25 - FGIC Insured                               5/15 at 100.00         AAA       3,558,672
---------------------------------------------------------------------------------------------------------------------
      84,050 Total Tax Obligation/General                                                                  86,567,722
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.4%

       1,445 Detroit, Michigan, Building Authority Revenue Bonds,          2/07 at 101.00           A       1,461,025
              District Court Madison Center, Series 1996A,
              6.150%, 2/01/11

----
14

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

               Grand Rapids Downtown Development Authority, Michigan, Tax
               Increment Revenue Bonds, Series 1994:
 $     3,985    0.000%, 6/01/17 - MBIA Insured                                 No Opt. Call         AAA     $     2,491,900
       3,295    0.000%, 6/01/18 - MBIA Insured                                 No Opt. Call         AAA           1,966,786
       1,650    6.875%, 6/01/24 - MBIA Insured                               6/06 at 100.00         AAA           1,695,540

       6,000   Michigan House of Representatives, Certificates of              No Opt. Call         AAA           2,791,440
                Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured

         250   Michigan Municipal Bond Authority, Wayne County, Local        6/06 at 100.00         AAA             250,260
                Government Loan Program Revenue Bonds, Series 1991A,
                4.750%, 12/01/09 - FGIC Insured

               Michigan State Building Authority, Revenue Bonds,
               Facilities Program, Series 2001I:
       2,720    5.500%, 10/15/19                                            10/11 at 100.00         AA-           2,954,437
       5,000    5.000%, 10/15/24                                            10/11 at 100.00         AA-           5,282,650

       4,400   Michigan State Building Authority, Revenue Bonds,            10/15 at 100.00         AAA           4,667,300
                Facilities Program, Series 2005II, 5.000%, 10/15/30 -
                AMBAC Insured

       2,000   Michigan State Building Authority, Revenue Refunding Bonds,  10/13 at 100.00         AAA           2,128,420
                Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA
                Insured
---------------------------------------------------------------------------------------------------------------------------
      30,745   Total Tax Obligation/Limited                                                                      25,689,758
---------------------------------------------------------------------------------------------------------------------------
               Transportation - 1.3%

       3,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/08 at 101.00         AAA           3,105,930
                Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 -
                MBIA Insured
---------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 16.2% (3)

       1,195   Carman-Ainsworth Community School District, Genesee County,   5/12 at 100.00         AAA           1,317,009
                Michigan, General Obligation Bonds, Series 2002, 5.500%,
                5/01/19 (Pre-refunded 5/01/12) - FGIC Insured

       1,000   Detroit City School District, Wayne County, Michigan,         5/13 at 100.00         AAA           1,104,120
                General Obligation Bonds, Series 2002A, 5.375%, 5/01/24
                (Pre-refunded 5/01/13) - FGIC Insured

               Detroit City School District, Wayne County, Michigan,
               Unlimited Tax School Building and Site Improvement Bonds,
               Series 2001A:
       2,000    5.500%, 5/01/21 (Pre-refunded 5/01/12) - FSA Insured         5/12 at 100.00         AAA           2,204,200
         250    5.125%, 5/01/31 (Pre-refunded 5/01/12) - FSA Insured         5/12 at 100.00         AAA             270,383

       2,000   Detroit, Michigan, Senior Lien Water Supply System Revenue    1/10 at 101.00         AAA           2,176,720
                Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded
                1/01/10) - FGIC Insured

       6,500   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00         AAA           7,648,615
                Residual Option Long Series II-R-103, 8.048%, 7/01/26
                (Pre-refunded 1/01/10) (IF)

       2,500   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,    1/10 at 101.00         AAA           2,732,025
                Series 1999A, 5.875%, 7/01/27 (Pre-refunded 1/01/10) -
                FGIC Insured

       1,000   Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00         AAA           1,080,290
                Michigan, Unlimited Tax General Obligation School Building
                and Site Bonds, Series 2000, 5.625%, 5/01/16 (Pre-refunded
                5/01/10) - FGIC Insured

       1,000   Hastings Area School System, Barry County, Michigan,          5/11 at 100.00         AAA           1,065,610
                Unlimited Tax General Obligation, Building and Site Bonds,
                Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11) - MBIA
                Insured

       3,750   Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00          AA (3)       4,111,650
                Spectrum Health, Series 2001A, 5.500%, 1/15/31
                (Pre-refunded 7/15/11)

          75   Michigan South Central Power Agency, Power Supply System        No Opt. Call          A3 (3)          83,135
                Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)

       5,000   Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00         AAA           5,486,950
                Bonds, Ascension Health Credit Group, Series 1999A,
                6.125%, 11/15/26 (Pre-refunded 11/15/09)

       2,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,         11/11 at 100.00         AAA           2,140,880
                5.000%, 11/01/25 (Pre-refunded 11/01/11) - FSA Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (3) (continued)

 $     1,220   Michigan, Certificates of Participation, New Center           9/11 at 100.00         AAA $     1,326,567
                Development Inc., Series 2001, 5.375%, 9/01/21
                (Pre-refunded 9/01/11) - MBIA Insured

       1,500   Michigan, Certificates of Participation, Series 2000,         6/10 at 100.00         AAA       1,615,065
                5.500%, 6/01/20 (Pre-refunded 6/01/10) - AMBAC Insured

         185   Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA         194,650
                Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                (Pre-refunded 7/01/10)

       1,235   Rochester Community School District, Oakland and Macomb       5/10 at 100.00         AAA       1,340,099
                Counties, Michigan, General Obligation Bonds, Series
                2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) - FGIC
                Insured

       1,500   Southgate Community School District, Wayne County,            5/09 at 100.00         AAA       1,567,995
                Michigan, General Obligation Bonds, Series 1999, 5.000%,
                5/01/25 (Pre-refunded 5/01/09) - FGIC Insured

       7,000   Vicksburg Community Schools, Kalamazoo and St. Joseph          5/06 at 37.24         AAA       2,591,960
                Counties, Michigan, General Obligation Bonds, Series 1991,
                0.000%, 5/01/20 (Pre-refunded 5/01/06) - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
      40,910   Total U.S. Guaranteed                                                                         40,057,923
--------------------------------------------------------------------------------------------------------------------------
               Utilities - 4.3%

       1,000   Lansing Board of Water and Light, Michigan, Steam and         7/13 at 100.00         AAA       1,063,020
                Electric Utility System Revenue Bonds, Series 2003A,
                5.000%, 7/01/21 - FSA Insured

       1,000   Michigan Public Power Agency, Revenue Bonds, Combustion       1/12 at 100.00         AAA       1,066,100
                Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC
                Insured

         925   Michigan South Central Power Agency, Power Supply System        No Opt. Call          A3       1,000,822
                Revenue Bonds, Series 2000, 6.000%, 5/01/12

       3,300   Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00          A3       3,458,565
                Pollution Control Revenue Refunding Bonds, Fixed Rate
                Conversion, Detroit Edison Company, Series 1999C, 5.650%,
                9/01/29 (Alternative Minimum Tax)

       1,000   Monroe County Economic Development Corporation, Michigan,       No Opt. Call         AAA       1,324,660
                Collateralized Limited Obligation Revenue Refunding Bonds,
                Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 -
                FGIC Insured

       4,000   Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA       2,565,400
                Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA
                Insured
--------------------------------------------------------------------------------------------------------------------------
      11,225   Total Utilities                                                                               10,478,567
--------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 9.9%

       3,000   Detroit, Michigan, Senior Lien Sewerage Disposal System       7/11 at 100.00         AAA       3,169,590
                Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured

               Detroit, Michigan, Senior Lien Water Supply System Revenue
               Bonds, Series 2001A:
       2,500    5.000%, 7/01/30 - FGIC Insured                               7/11 at 100.00         AAA       2,583,200
       3,000    5.500%, 7/01/33 - FGIC Insured                               7/11 at 101.00         AAA       3,255,210

       5,000   Detroit, Michigan, Senior Lien Water Supply System Revenue    7/13 at 100.00         AAA       5,306,950
                Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

       4,455   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,      No Opt. Call         AAA       2,509,011
                Series 1999A, 0.000%, 7/01/19 - FGIC Insured

       1,625   Lansing, Michigan, Sewerage Disposal System Revenue Bonds,    5/14 at 100.00         AAA       1,730,853
                Series 2003, 5.000%, 5/01/21 - FGIC Insured

       1,500   Michigan Municipal Bond Authority, Clean Water Revolving     10/15 at 100.00         AAA       1,617,840
                Fund Revenue Bonds, Series 2005, 5.000%, 10/01/22

       4,055   Michigan Municipal Bond Authority, Drinking Water Revolving  10/14 at 100.00         AAA       4,327,496
                Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24
--------------------------------------------------------------------------------------------------------------------------
      25,135   Total Water and Sewer                                                                         24,500,150
--------------------------------------------------------------------------------------------------------------------------
 $   252,915   Total Investments (cost $230,824,210) - 99.8%                                                246,042,901
--------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 0.2%                                                             473,649
               --------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   246,516,550
               --------------------------------------------------------------------------------------------------------

----
16

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $230,898,074.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $15,952,530
       Depreciation                                               (807,703)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $15,144,827
     ----------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

 $     3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call         AAA $     2,207,738
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.6%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00         AA-       3,074,700
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Products Company Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call         AA-       8,988,570
              Revenue Bonds, Procter and Gamble Inc., Series 1999,
              5.200%, 3/15/29 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      11,100 Total Consumer Staples                                                                        12,063,270
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.2%

             Curators of the University of Missouri, System Facilities
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 11/01/21                                            11/13 at 100.00          AA       1,064,590
       1,200  5.000%, 11/01/31                                            11/13 at 100.00          AA       1,261,152

       6,000 Curators of the University of Missouri, System Facilities    11/15 at 100.00          AA       6,400,200
              Revenue Bonds, Series 2006, 5.000%, 11/01/26

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00         Aaa       1,084,200
              Corporation, Missouri, Leasehold Revenue Bonds, Junior
              College District of Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00         N/R       1,110,945
              Revenue Bonds, Barstow School, Series 1998, 5.250%,
              10/01/23

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Maryville University of St. Louis, Series
             1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00        Baa2       1,026,600
       1,750  5.750%, 6/15/17                                              6/07 at 101.00        Baa2       1,795,342

       1,100 Missouri Health and Educational Facilities Authority,         6/10 at 100.00        Baa2       1,174,602
              Revenue Bonds, Maryville University of St. Louis, Series
              2000, 6.750%, 6/15/30

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00          A1         950,778
              Revenue Bonds, Stephens College, Series 1999, 6.000%,
              6/01/24

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call         AAA       1,139,570
              Revenue Bonds, Washington University, Series 2001A,
              5.500%, 6/15/16

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00         Aaa       1,469,657
              Revenue Bonds, Webster University, Series 2001, 5.500%,
              4/01/18 - MBIA Insured

       4,190 Missouri Higher Education Loan Authority, Subordinate Lien    8/06 at 100.00          A2       4,231,020
              Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09
              (Alternative Minimum Tax)

       2,060 Southeast Missouri State University, System Facilities        4/11 at 100.00         Aaa       2,136,199
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured

             St. Louis County Industrial Development Authority,
             Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
             Series 1992:
         550  7.625%, 12/01/09 (Alternative Minimum Tax)                   6/06 at 100.00         N/R         550,391
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                   6/06 at 100.00         N/R       1,013,900
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                   6/06 at 100.00         N/R         507,450
---------------------------------------------------------------------------------------------------------------------
      25,710 Total Education and Civic Organizations                                                       26,916,596
---------------------------------------------------------------------------------------------------------------------
             Health Care - 8.3%

       1,250 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00        BBB+       1,305,988
              Facilities Revenue Bonds, Freeman Health System, Series
              2004, 5.500%, 2/15/29

       1,000 Missouri Health and Educational Facilities Authority,         5/13 at 100.00          AA       1,048,110
              Revenue Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

       1,000 Missouri Health and Educational Facilities Authority,         5/15 at 100.00          AA       1,052,730
              Revenue Bonds, BJC Health System, Series 2005A, 5.000%,
              5/15/22

         500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00        BBB+         501,555
              Revenue Bonds, Capital Region Medical Center, Series 1998,
              5.250%, 11/01/23

----
18

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Freeman Health System, Series 1998:
 $     1,500  5.250%, 2/15/18                                              2/08 at 102.00        BBB+ $     1,532,370
       1,300  5.250%, 2/15/28                                              2/08 at 102.00        BBB+       1,310,829

       2,750 Missouri Health and Educational Facilities Authority,         2/14 at 100.00        BBB+       2,919,263
              Revenue Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call         AAA       1,644,908
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call         AAA       2,446,693
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call         AAA       3,096,072

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00         AAA       1,056,810
              Revenue Bonds, St. Luke's Health System, Series 2001,
              5.250%, 12/01/26 - FSA Insured

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00         AAA       1,044,380
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00         BBB       2,944,829
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28
---------------------------------------------------------------------------------------------------------------------
      27,870 Total Health Care                                                                             21,904,537
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.7%

       1,320 Clay County Industrial Development Authority, Missouri,       7/13 at 105.00         AAA       1,441,189
              GNMA Multifamily Housing Revenue Bonds, Oak Creek
              Apartments, Series 2002, 6.125%, 7/20/25 (Alternative
              Minimum Tax)

             Missouri Housing Development Commission, GNMA
             Collateralized Multifamily Housing Revenue Bonds, JB Hughes
             Apartments I and II, Series 2002G:
         265  6.200%, 5/20/19                                              5/12 at 105.00         Aaa         280,404
         975  6.300%, 5/20/37                                              5/12 at 105.00         Aaa       1,041,953

       2,545 Missouri Housing Development Commission, Multifamily          4/08 at 102.00         N/R       2,601,015
              Housing Revenue Bonds, Mansion Apartments II, Series 1999,
              6.125%, 4/01/22 (Alternative Minimum Tax)

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00         AAA       1,859,547
              Missouri, GNMA Collateralized Subordinate Lien Housing
              Revenue Refunding Bonds, Southfield and Oak Forest II
              Apartments, Series 2002A, 5.200%, 1/20/36

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00         AAA       9,608,504
              Missouri, GNMA Mortgage - Backed Multifamily Housing
              Revenue Bonds, Covington Manor Apartments, Series 1996A,
              6.875%, 8/20/36 (Alternative Minimum Tax)

         925 Universal City Industrial Development Authority, Missouri,    8/07 at 102.00         Aaa         956,506
              GNMA Collateralized Revenue Refunding Bonds, River Valley
              Apartments, Series 1997A, 5.900%, 2/20/37
---------------------------------------------------------------------------------------------------------------------
      16,940 Total Housing/Multifamily                                                                     17,789,118
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.9%

             Missouri Housing Development Commission, GNMA Single Family
             Remarketed Mortgage Revenue Bonds, Homeownership Loan
             Program, Series 1995B:
         390  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00         AAA         394,329
         315  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00         AAA         318,610

         145 Missouri Housing Development Commission, GNMA/FNMA Single     1/07 at 102.00         AAA         145,769
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)

          45 Missouri Housing Development Commission, GNMA/FNMA Single     3/07 at 105.00         AAA          45,729
              Family Mortgage Revenue Bonds, Homeownership Loan Program,
              Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         140 Missouri Housing Development Commission, Single Family        3/06 at 105.00         AAA         142,174
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

         110 Missouri Housing Development Commission, Single Family        9/06 at 105.00         AAA         111,894
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

         145 Missouri Housing Development Commission, Single Family        3/08 at 105.00         AAA         150,881
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

----
19

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       365 Missouri Housing Development Commission, Single Family        9/09 at 100.00         AAA $       368,989
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)

         255 Missouri Housing Development Commission, Single Family        3/10 at 100.00         AAA         256,053
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)

       2,935 Missouri Housing Development Commission, Single Family        9/14 at 100.00         AAA       3,130,676
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,845 Total Housing/Single Family                                                                    5,065,104
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 8.0%

       1,000 Cole County Industrial Development Authority, Missouri,       2/14 at 100.00         N/R       1,047,670
              Revenue Bonds, Lutheran Senior Services - Heisinger
              Project, Series 2004, 5.500%, 2/01/35

       4,250 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00         N/R       3,988,965
              Retirement Center Revenue Refunding and Improvement Bonds,
              Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       8/06 at 101.00         N/R       1,021,880
              Health Facilities Revenue Bonds, John Knox Village, Series
              1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00         N/R       5,295,000
              Health Facilities Revenue Bonds, John Knox Village, Series
              1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00         N/R       1,605,900
              Health Facilities Revenue Bonds, John Knox Village, Series
              2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00          A2       1,349,957
              Revenue Bonds, Lutheran Home for the Aged, Series 2001A,
              5.600%, 11/01/21

       3,500 Missouri Health and Educational Facilities Authority,         2/07 at 102.00         N/R       3,613,225
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.875%, 2/01/23

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00         AAA       1,266,972
              Missouri, GNMA Collateralized Healthcare Facilities
              Revenue Bonds, Mary, Queen and Mother Association, Series
              2001, 5.400%, 9/20/34

       1,800 St. Louis County Industrial Development Authority,            9/06 at 102.00         N/R       1,846,656
              Missouri, Revenue Refunding Bonds, Friendship Village of
              West County, Series 1996A, 6.250%, 9/01/10
---------------------------------------------------------------------------------------------------------------------
      20,535 Total Long-Term Care                                                                          21,036,225
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,000 Sugar Creek, Missouri, Industrial Development Revenue         6/13 at 101.00         BBB       1,039,680
              Bonds, Lafarge North America Inc., Series 2003A, 5.650%,
              6/01/37 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 13.9%

       1,500 Branson Reorganized School District R-4, Taney County,        3/15 at 100.00         AAA       1,596,750
              Missouri, General Obligation Bonds, Series 2005, 5.000%,
              3/01/25 - FSA Insured

       1,465 Camdenton Reorganized School District R3, Camden County,      3/12 at 100.00         AAA       1,591,005
              Missouri, General Obligation Bonds, Series 2004, 5.250%,
              3/01/24 - FSA Insured

       1,500 Camdenton Reorganized School District R3, Camden County,        No Opt. Call         AAA       1,642,440
              Missouri, General Obligation Bonds, Series 2005, 5.250%,
              3/01/24 - FSA Insured

       2,000 Cass County Reorganized School District R-II, Raymore and     3/12 at 100.00         AAA       2,151,700
              Peculiar, Missouri, General Obligation Bonds, Series 2002,
              5.250%, 3/01/20 - FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00         AA+         578,081
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

       1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00         AAA       1,354,560
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

       1,000 Greene County Reorganized School District R8, Missouri,       3/12 at 100.00         AAA       1,075,850
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

       2,500 Hickman Mills C-1 School District, Jackson County,            3/13 at 100.00         AAA       2,653,675
              Missouri, General Obligation Bonds, Series 2003, 5.000%,
              3/01/21 - FSA Insured

       1,450 Jackson County Reorganized School District R-7, Lees          3/14 at 100.00         Aaa       1,546,990
              Summit, Missouri, General Obligation Bonds, Series 2004,
              5.000%, 3/01/21 - MBIA Insured

----
20

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

 $     1,000   Jackson County School District R-7, Lees Summit, Missouri,    3/12 at 100.00         AAA $     1,079,910
                General Obligation Refunding and Improvement Bonds, Series
                2002, 5.250%, 3/01/18 - FSA Insured

       1,000   Jefferson City School District, Missouri, General               No Opt. Call         Aa2       1,104,120
                Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000   Kansas City, Missouri, General Obligation Bonds, Series       2/14 at 100.00          AA       3,188,340
                2004F, 5.000%, 2/01/24

       1,000   Pevely, Missouri, General Obligation Bonds, Series 2004,      3/13 at 100.00          AA       1,063,490
                5.250%, 3/01/24 - RAAI Insured

       2,275   Platte County Reorganized School District R3, Missouri,       3/14 at 100.00         AAA       2,433,590
                General Obligation Bonds, Series 2004, 5.000%, 3/01/20 -
                MBIA Insured

         750   Polk County R-1 School District, Bolivar, Missouri, General   3/10 at 100.00         AA+         807,660
                Obligation Bonds, Missouri Direct Deposit Program, Series
                2000, 5.700%, 3/01/20

               Springfield School District R12, Missouri, General
               Obligation Bonds, Series 2003:
       2,875    5.125%, 3/01/20 - FGIC Insured                               3/13 at 100.00         AAA       3,090,050
       3,000    5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00         AAA       3,184,410
       1,500    5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00         AAA       1,592,205

       1,605   St. Louis Board of Education, Missouri, General Obligation    4/13 at 100.00         AAA       1,711,877
                Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA
                Insured

       1,345   St. Louis County Pattonville School District R3, Missouri,      No Opt. Call         AAA       1,594,538
                General Obligation Bonds, Series 2000, 6.500%, 3/01/14 -
                FGIC Insured

       1,450   St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00         AAA       1,590,215
                General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                FSA Insured
-----------------------------------------------------------------------------------------------------------------------
      34,035   Total Tax Obligation/General                                                                  36,631,456
-----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 17.1%

         760   Brentwood, Missouri, Tax Increment Refunding Bonds,           4/09 at 100.00          AA         769,500
                Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI
                Insured

       1,290   Cape Girardeau County Building Corporation, Missouri,         3/16 at 100.00         AAA       1,422,483
                Leasehold Revenue Bonds, Reorganized School District R-02,
                Jackson R-II School District High School Project, Series
                2005, 5.250%, 3/01/21 - MBIA Insured

       1,875   Christian County Public Building Corporation, Missouri,       6/10 at 100.00          AA       1,990,763
                Leasehold Revenue Bonds, Justice Center Project, Series
                2000, 5.450%, 6/01/15 - RAAI Insured

       1,035   Dunklin County, Missouri, Certificates of Participation,     12/14 at 100.00         AAA       1,120,719
                Series 2004, 5.000%, 12/01/19 - FGIC Insured

       2,745   Fenton, Missouri, Tax Increment Refunding and Improvement    10/12 at 100.00         N/R       2,822,601
                Revenue Bonds, Gravois Bluffs Redevelopment Project,
                Series 2002, 6.125%, 10/01/21

       3,000   Harrisonville, Missouri, Lease Participation Certificates,   12/13 at 100.00         AAA       3,164,430
                Series 2003, 5.000%, 12/01/22 - XLCA Insured

       3,885   Missouri Association of Rural Education, Pulaski County,      3/09 at 100.00         AAA       4,062,156
                Certificates of Participation, Waynesville School District
                R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured

       4,000   Missouri Development Finance Board, Independence,             4/11 at 100.00          A+       4,143,280
                Infrastructure Facilities Revenue Bonds, Santa Fe
                Redevelopment Project, Series 2001, 5.250%, 4/01/23

       1,920   Missouri Development Finance Board, Infrastructure            6/15 at 100.00        BBB+       1,956,922
                Facilities Revenue Bonds, Branson Landing Project, Series
                2005A, 5.000%, 6/01/35

       2,000   Missouri Development Finance Board, Infrastructure            3/10 at 100.00         N/R       2,041,820
                Facilities Revenue Bonds, Riverside-Quindaro Bend Levee
                District L-385, Series 2001, 5.800%, 3/01/20

       1,500   Missouri Development Finance Board, Kansas City,              4/10 at 100.00         AAA       1,619,430
                Infrastructure Facilities Revenue Bonds, Midtown
                Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                MBIA Insured

         450   Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00         AAA         489,047
                Missouri, Levee District Improvement Bonds, Series 1999,
                5.750%, 3/01/19 - MBIA Insured

       1,705   O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00         Aaa       1,838,945
                2002, 5.250%, 2/01/15 - MBIA Insured

       3,000   Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         BBB       3,376,620
                Government Facilities Revenue Bonds, Series 1993L, 5.500%,
                7/01/21

         500   Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00        BBB+         549,415
                Transportation Authority, Series 1996Y, 5.500%, 7/01/36

----
21

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

 $     1,170   Riverside, Missouri, L-385 Levee Redevelopment Plan Tax       5/15 at 100.00         BBB     $     1,205,556
                Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

       1,945   Springfield Center City Development Corporation, Missouri,    6/12 at 100.00         Aaa           2,025,931
                Lease Revenue Bonds, Jordan Valley Park Exposition Center,
                Series 2002A, 5.000%, 6/01/27 - AMBAC Insured

       2,950   Springfield Public Building Corporation, Missouri, Lease      6/10 at 100.00         AAA           3,236,327
                Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
                6.125%, 6/01/21 - AMBAC Insured

       2,500   Springfield Public Building Corporation, Missouri, Lease      3/14 at 100.00         Aaa           2,640,900
                Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured

         600   St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R             604,680
                Increment Bonds, Shoppes at North Village Project, Series
                2005A, 5.500%, 11/01/27

       1,000   St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R           1,007,800
                Increment Bonds, Shoppes at North Village Project, Series
                2005B, 5.500%, 11/01/27

       1,240   St. Louis Municipal Finance Corporation, Missouri,            2/12 at 100.00         Aaa           1,368,278
                Leasehold Revenue Bonds, Carnahan Courthouse, Series
                2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750   St. Louis Regional Convention and Sports Complex Authority,   8/07 at 100.00         AAA           1,795,168
                Missouri, Lease Revenue Refunding Bonds, Series 1997C,
                5.300%, 8/15/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------
      42,820   Total Tax Obligation/Limited                                                                      45,252,771
------------------------------------------------------------------------------------------------------------------------------
               Transportation - 9.1%

       2,000   Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00         AAA           2,070,620
                Bonds, Kansas City International Airport, Series 2001,
                5.000%, 4/01/23 - AMBAC Insured (Alternative Minimum Tax)

               St. Louis Land Clearance Redevelopment Authority, Missouri,
               Revenue Refunding and Improvement Bonds, LCRA Parking
               Facilities, Series 1999C:
       1,000    7.000%, 9/01/19                                              9/09 at 102.00         N/R           1,068,590
       2,400    7.050%, 9/01/24                                              9/09 at 102.00         N/R           2,560,464

       5,000   St. Louis, Missouri, Airport Revenue Bonds, Airport           7/11 at 100.00         AAA           5,188,150
                Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA
                Insured

               St. Louis, Missouri, Airport Revenue Bonds, Lambert-St.
               Louis International Airport, Series 2005:
       3,320    5.000%, 7/01/22 - MBIA Insured                               7/15 at 100.00         AAA           3,529,890
       2,395    5.000%, 7/01/23 - MBIA Insured                               7/15 at 100.00         AAA           2,540,712

               St. Louis, Missouri, Airport Revenue Refunding Bonds,
               Series 2003A:
       3,450    5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00         AAA           3,737,799
       1,000    5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00         AAA           1,081,770

       2,250   St. Louis, Missouri, Revenue Refunding Bonds, Parking        12/06 at 102.00         AAA           2,325,983
                Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
      22,815   Total Transportation                                                                              24,103,978
------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 8.0% (3)

       2,285   Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00         N/R (3)       2,350,648
                Revenue Bonds, City Hall and Fire Station Improvement
                Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded
                11/01/06)

       4,500   Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call         Aaa           3,173,400
                Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)

       1,025   Excelsior Springs School District, Missouri, Leasehold          No Opt. Call         AAA             746,589
                Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured
                (ETM)

         235   Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call         Aaa             155,864
                Bonds, Series 1984, 0.000%, 3/01/16 (ETM)

       3,490   Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00         N/R (3)       3,718,421
                Levee District Improvement Bonds, Series 1999, 5.850%,
                3/01/19 (Pre-refunded 3/01/09)

----
22

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

             Mehlville School District R-9, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
 $     1,275  5.500%, 9/01/17 (Pre-refunded 9/01/12) - FSA Insured         9/12 at 100.00         AAA     $     1,412,726
       1,000  5.500%, 9/01/18 (Pre-refunded 9/01/12) - FSA Insured         9/12 at 100.00         AAA           1,108,020

       1,895 Missouri Health and Educational Facilities Authority,           No Opt. Call         Aaa           2,280,917
              Revenue Bonds, BJC Health System, Series 1994A, 6.750%,
              5/15/14 (ETM)

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00          AA (3)       1,082,050
              Revenue Bonds, Central Institute for the Deaf, Series
              1999, 5.850%, 1/01/22 (Pre-refunded 1/01/10) - RAAI Insured

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, St. Anthony's Medical Center, Series 2000:
       1,220  6.250%, 12/01/12 (Pre-refunded 12/01/10)                    12/10 at 101.00           A (3)       1,366,912
       2,000  6.250%, 12/01/30 (Pre-refunded 12/01/10)                    12/10 at 101.00           A (3)       2,240,840

         450 St. Louis County Pattonville School District R3, Missouri,    3/14 at 100.00         AAA             496,913
              General Obligation Bonds, Series 2004, 5.250%, 3/01/20
              (Pre-refunded 3/01/14) - FSA Insured

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00         N/R (3)       1,080,635
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
              (Pre-refunded 6/15/10)
-------------------------------------------------------------------------------------------------------------------------
      21,325 Total U.S. Guaranteed                                                                             21,213,935
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 5.0%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00         AAA           2,835,988
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,195 Nixa, Missouri, Electric System Revenue Bonds, Series 2005,   4/13 at 100.00         AAA           1,246,732
              5.000%, 4/01/25 - XLCA Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00         AAA           1,068,800
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA           2,282,000
              Series 2003NN, 5.250%, 7/01/23 - MBIA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, Series       No Opt. Call         AAA           2,161,300
              1992, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call         AAA           3,500,347
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
      11,935 Total Utilities                                                                                   13,095,167
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.9%

       1,825 Kansas City, Missouri, Sewerage System Revenue Bonds,         1/12 at 100.00          AA           1,969,266
              Series 2002D-1, 5.375%, 1/01/22

       3,385 Metropolitan St. Louis Sewerage District, Missouri, Revenue   5/14 at 100.00         AAA           3,624,963
              Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
              MBIA Insured

       1,600 Missouri Development Finance Board, Independence,            11/14 at 100.00         AAA           1,699,936
              Infrastructure Facilities Revenue Bonds, Water System
              Improvement Projects, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00          AA           1,733,787
              Authority, Water Facility Revenue Refunding Bonds,
              Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 -
              RAAI Insured

       1,000 Missouri Environmental Improvement and Energy Resources       7/15 at 100.00         Aaa           1,070,410
              Authority, Water Pollution Control and Drinking Water
              Revenue Bonds, State Revolving Fund Program, Series 2005A,
              5.000%, 7/01/25

             St. Charles County Public Water Supply District 2,
             Missouri, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00         Aaa             778,995
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00         Aaa           1,066,420

       1,000 West Plains, Missouri, Sewerage System Revenue Bonds,         7/12 at 100.00         AAA           1,079,840
              Series 2004, 5.125%, 7/01/24 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
      12,195 Total Water and Sewer                                                                             13,023,617
-------------------------------------------------------------------------------------------------------------------------
 $   256,350 Total Investments (cost $247,566,905) - 98.8%                                                    261,343,192
-------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                               3,092,065
             ------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   264,435,257
             ------------------------------------------------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
February 28, 2006

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $247,510,202.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $14,157,851
       Depreciation                                               (324,861)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $13,832,990
     ----------------------------------------------------------------------

----
24

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

 $     6,830 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $    6,999,589
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.7%

       4,090 Cleveland State University, Ohio, General Receipts Bonds,     6/13 at 100.00         AAA      4,345,993
              Series 2003A, 5.000%, 6/01/23 - FGIC Insured

             Ohio Higher Education Facilities Commission, General
             Revenue Bonds, Case Western Reserve University, Series
             2004A:
       2,310  5.000%, 12/01/16 - AMBAC Insured                            12/13 at 100.00         AAA      2,470,106
       2,825  5.000%, 12/01/17 - AMBAC Insured                            12/13 at 100.00         AAA      3,014,784
       2,975  5.000%, 12/01/18 - AMBAC Insured                            12/13 at 100.00         AAA      3,170,547

       1,750 Ohio Higher Education Facilities Commission, General         10/13 at 100.00          AA      1,854,003
              Revenue Bonds, Oberlin College, Series 2003, 5.125%,
              10/01/24

         910 Ohio Higher Education Facilities Commission, Revenue Bonds,     No Opt. Call         AA-      1,119,573
              Case Western Reserve University, Series 1990B, 6.500%,
              10/01/20

       3,000 Ohio Higher Education Facilities Commission, Revenue Bonds,  10/12 at 100.00         AA-      3,282,900
              Case Western Reserve University, Series 2002B, 5.500%,
              10/01/22

             Ohio Higher Education Facilities Commission, Revenue Bonds,
             Wittenberg University, Series 2005:
       1,000  5.000%, 12/01/24                                            12/15 at 100.00        Baa1      1,031,490
       1,000  5.000%, 12/01/29                                            12/15 at 100.00        Baa1      1,019,660

       2,730 Ohio Higher Educational Facilities Commission, Revenue       11/14 at 100.00          AA      2,911,791
              Bonds, Denison University, Series 2004, 5.000%, 11/01/20

       1,000 Ohio Higher Educational Facilities Commission, Revenue       12/10 at 101.00         AAA      1,080,390
              Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30
              - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, University of Dayton, Series 2004:
       1,315  5.000%, 12/01/25 - AMBAC Insured                            12/14 at 100.00         AAA      1,390,849
       1,060  5.000%, 12/01/27 - AMBAC Insured                            12/14 at 100.00         AAA      1,117,961

       1,200 Ohio Higher Educational Facilities Commission, Revenue        9/06 at 101.00         Ba1      1,218,000
              Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16

             Ohio Higher Educational Facilities Commission, Revenue
             Bonds, Wittenberg University, Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00        Baa1      1,276,140
       2,000  5.000%, 12/01/26                                            12/11 at 100.00        Baa1      2,052,640

       5,000 Ohio Higher Educational Facilities Commission, Revenue        5/07 at 102.00         AAA      5,204,250
              Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 -
              MBIA Insured

             Ohio University at Athens, Subordinate Lien General
             Receipts Bonds, Series 2004:
       1,855  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00         AAA      1,979,545
       1,900  5.000%, 12/01/23 - MBIA Insured                              6/14 at 100.00         AAA      2,017,971

       2,000 University of Cincinnati, Ohio, General Receipts Bonds,       6/11 at 101.00         AAA      2,151,660
              Series 2001A, 5.250%, 6/01/24 - FGIC Insured

       1,675 University of Cincinnati, Ohio, General Receipts Bonds,       6/14 at 100.00         AAA      1,785,047
              Series 2004A, 5.000%, 6/01/21 - AMBAC Insured

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2004D:
       1,325  5.000%, 6/01/24 - AMBAC Insured                              6/14 at 100.00         AAA      1,402,512
       1,005  5.000%, 6/01/26 - AMBAC Insured                              6/14 at 100.00         AAA      1,060,908

       1,025 University of Cincinnati, Ohio, General Receipts Bonds,      12/14 at 100.00         AAA      1,095,746
              Series 2004E, 5.000%, 6/01/21 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
      46,150 Total Education and Civic Organizations                                                      49,054,466
--------------------------------------------------------------------------------------------------------------------
             Health Care - 10.8%

       7,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00        Baa1      7,164,500
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.375%, 11/15/24

       1,065 Akron, Bath and Copley Joint Township Hospital District,     11/13 at 100.00         Aaa      1,141,584
              Ohio, Hospital Revenue Bonds, Children's Hospital Medical
              Center, Series 2003, 5.250%, 11/15/25 - FSA Insured

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and         2/07 at 102.00         AAA      1,038,470
              Improvement Bonds, MetroHealth System, Series 1997,
              5.625%, 2/15/17 - MBIA Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     4,400 Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland     7/13 at 100.00         Aa3 $    4,892,712
              Clinic Health System, Series 2003A, 6.000%, 1/01/32

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/12 at 101.00           A      2,628,850
              Firelands Regional Medical Center, Series 2002A, 5.625%,
              8/15/32

         965 Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross     6/06 at 102.00         AA-        989,173
              Health System Corporation, Series 1996, 5.800%, 6/01/16

             Franklin County, Ohio, Hospital Revenue Refunding and
             Improvement Bonds, Children's Hospital Project, Series
             1996A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00         Aa2      1,607,225
       5,275  5.875%, 11/01/25                                            11/06 at 101.00         Aa2      5,381,819

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00        BBB+      2,048,160
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00        BBB+      4,306,761
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00         AAA      4,252,280
              Refunding Bonds, Southwest General Hospital, Series 1995,
              5.625%, 8/15/15 - FSA Insured

       7,000 Montgomery County, Ohio, Hospital Facilities Revenue            No Opt. Call         AAA      8,562,120
              Refunding and Improvement Bonds, Kettering Medical Center,
              Series 1996, 6.250%, 4/01/20 - MBIA Insured

       1,500 Montgomery County, Ohio, Hospital Facilities Revenue          4/06 at 102.00         AAA      1,532,655
              Refunding and Improvement Bonds, Kettering Medical Center,
              Series 1996, 5.625%, 4/01/16 - MBIA Insured

       7,390 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00          AA      7,844,707
              Initiatives, Series 2001, 5.375%, 9/01/21

       2,520 Montgomery County, Ohio, Revenue Bonds, Catholic Health         No Opt. Call          AA      2,609,233
              Initiatives, Series 2004A, 5.000%, 5/01/32

       1,250 Parma Community General Hospital Association, Ohio,          11/08 at 101.00          A-      1,293,463
              Hospital Revenue Refunding and Improvement Bonds, Series
              1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00          A-      2,188,440
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00          AA      1,251,552
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
--------------------------------------------------------------------------------------------------------------------
      56,845 Total Health Care                                                                            60,733,704
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.4%

       1,075 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00         N/R        973,219
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, GNMA Collateralized Multifamily        9/11 at 102.00         Aaa      3,177,640
              Housing Mortgage Revenue Bonds, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, GNMA Collateralized Healthcare Facility   8/09 at 102.00         AAA      2,921,643
              Revenue Bonds, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing, FHA-Insured Section 8   2/09 at 102.00         Aa2      6,657,210
              Assisted Mortgage Loan Revenue Refunding Bonds, Series
              1999G, 5.950%, 2/01/23
--------------------------------------------------------------------------------------------------------------------
      13,140 Total Housing/Multifamily                                                                    13,729,712
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.8%

       4,060 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa      4,132,674
              Securities Program Residential Mortgage Remarketed Revenue
              Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative
              Minimum Tax)

       1,955 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa      1,984,814
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       2,005 Ohio Housing Finance Agency, GNMA Mortgage-Backed             9/07 at 102.00         Aaa      2,067,456
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)

       1,530 Ohio Housing Finance Agency, GNMA Mortgage-Backed             3/08 at 101.50         AAA      1,574,263
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1998A-1, 5.300%, 9/01/19 - FSA Insured (Alternative
              Minimum Tax)

----
26

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

 $       445 Ohio Housing Finance Agency, GNMA Mortgage-Backed             7/09 at 100.00         Aaa $      448,694
              Securities Program Residential Mortgage Revenue Bonds,
              Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
       9,995 Total Housing/Single Family                                                                  10,207,901
--------------------------------------------------------------------------------------------------------------------
             Industrials - 0.9%

         410 Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/15 at 100.00         N/R        415,355
              Revenue Bonds, Bond Fund Program - Columbia National Group
              Project, Series 2005D, 5.000%, 5/15/20 (Alternative
              Minimum Tax)

       2,300 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00         N/R      2,336,156
              Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18
              (Alternative Minimum Tax)

             Ohio, Economic Development Revenue Bonds, Enterprise Bond
             Fund Loan Pool, Series 2002-4:
         500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00         AA-        520,375
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00         AA-        719,159

       1,020 Ohio, Economic Development Revenue Bonds, Enterprise Bond       No Opt. Call         AA-      1,082,648
              Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
       4,905 Total Industrials                                                                             5,073,693
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

         445 Franklin County, Ohio, FHA-Insured Hospital Revenue           8/06 at 100.00         N/R        446,019
              Refunding Mortgage Loan Bonds, Worthington Christian
              Village Nursing Home, Series 1992, 7.000%, 8/01/16

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   5/06 at 102.00         Aa2      3,188,266
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

       2,000 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,   7/12 at 100.00          AA      2,074,880
              Presbyterian Retirement Services, Series 2002A, 5.125%,
              7/01/22 - RAAI Insured

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,  10/08 at 101.00         BBB      1,262,175
              Twin Towers, Series 1998A, 5.125%, 10/01/23

       1,515 Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage    3/06 at 101.00         Aa2      1,534,119
              Revenue Refunding Bonds, Lutheran Orphans and Old Folks
              Home Society, Series 1994, 6.875%, 8/01/23
--------------------------------------------------------------------------------------------------------------------
       8,330 Total Long-Term Care                                                                          8,505,459
--------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,000 Toledo-Lucas County Port Authority, Ohio, Port Revenue        3/14 at 101.00          A+      1,020,600
              Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 25.0%

             Adams County Valley School District, Adams and Highland
             Counties, Ohio, Unlimited Tax School Improvement General
             Obligation Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call         AAA      7,241,160
       9,500  5.250%, 12/01/21 - MBIA Insured                              6/06 at 102.00         AAA      9,702,825

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call         AAA        442,854
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC
              Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00         Aaa        761,222
              Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC
              Insured

       2,500 Buckeye Valley Local School District, Ohio, Unlimited Tax       No Opt. Call         AAA      2,914,025
              General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 -
              MBIA Insured

       1,000 Butler County, Hamilton, Ohio, Limited Tax General           11/11 at 101.00         Aaa      1,089,080
              Obligation Bonds, One Renaissance Center Acquisition,
              Series 2001, 5.375%, 11/01/17 - AMBAC Insured

             Canal Winchester Local School District, Franklin and
             Fairfield Counties, Ohio, General Obligation Bonds, Series
             2005B:
       3,420  5.000%, 12/01/26 - MBIA Insured                              6/15 at 100.00         Aaa      3,640,009
       3,590  5.000%, 12/01/27 - MBIA Insured                              6/15 at 100.00         Aaa      3,809,600
       3,030  5.000%, 12/01/28 - MBIA Insured                              6/15 at 100.00         Aaa      3,212,951

       2,515 Canton City School District, Stark County, Ohio, General      6/15 at 100.00         AAA      2,714,917
              Obligation Bonds, Series 2005, 5.000%, 12/01/19 - MBIA
              Insured

----
27

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     2,295 Central Ohio Solid Waste Authority, General Obligation        6/14 at 100.00         AAA $    2,469,627
              Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
              General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/06                                               No Opt. Call         N/R        129,468
         125  8.500%, 12/01/07                                               No Opt. Call         N/R        135,028
         125  8.500%, 12/01/08                                               No Opt. Call         N/R        140,019
         130  8.500%, 12/01/09                                               No Opt. Call         N/R        150,513

       2,620 Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00         AAA      2,795,907
              General Obligation Bonds, Series 2004, 5.000%, 12/01/20 -
              FSA Insured

             Columbus, Franklin County, Ohio, General Obligation Bonds,
             Series 1985:
         590  9.375%, 4/15/06                                                No Opt. Call         AAA        594,508
         500  9.375%, 4/15/07                                                No Opt. Call         AAA        532,530

       2,675 Cuyahoga County, Ohio, General Obligation Bonds, Series      12/14 at 100.00         AA+      2,861,661
              2004, 5.000%, 12/01/22

       1,345 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call         Aa1      1,558,398
              Bonds, Series 1993, 5.650%, 5/15/18

       1,000 Cuyahoga County, Ohio, Limited Tax General Obligation           No Opt. Call         AA+      1,101,740
              Various Purpose Refunding Bonds, Series 1993B, 5.250%,
              10/01/13

             Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
       1,245  5.000%, 12/01/18 - MBIA Insured                              6/14 at 100.00         Aaa      1,338,549
       1,440  5.000%, 12/01/21 - MBIA Insured                              6/14 at 100.00         Aaa      1,538,770

       1,170 Dayton, Ohio, General Obligation Bonds, Series 2004,          6/14 at 100.00         AAA      1,286,427
              5.250%, 12/01/15 - AMBAC Insured

             Delaware City School District, Delaware County, Ohio,
             Unlimited Tax General Obligation School Facilities
             Construction and Improvement Bonds, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call         AAA        840,000
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call         AAA        807,080

       1,000 Fairview Park, Ohio, General Obligation Bonds, Series 2005,  12/15 at 100.00         Aaa      1,067,160
              5.000%, 12/01/25 - MBIA Insured

       1,005 Findlay, Ohio, General Obligation Bonds, Series 2004,         7/14 at 100.00         AAA      1,107,158
              5.250%, 7/01/15 - MBIA Insured

       4,040 Franklin County, Ohio, Limited Tax General Obligation        12/08 at 102.00         AAA      4,310,397
              Refunding Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00         Aaa      1,090,640
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, Limited Tax General Obligation, Sewer    6/06 at 102.00         Aa2        429,593
              District Improvement Bonds, Bainbridge Water Project,
              Series 1995, 6.850%, 12/01/10

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00         Aa2      3,240,750
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       3,810 Greater Cleveland Regional Transit Authority, Ohio, General  12/14 at 100.00         Aaa      4,108,209
              Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA
              Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00         Aaa      1,349,489
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,400 Kent City School District, Portage County, Ohio, General     12/14 at 100.00         AAA      1,503,040
              Obligation Library Improvement Bonds, Series 2004, 5.000%,
              12/01/20 - FGIC Insured

       1,070 Kettering, Ohio, Limited Tax General Obligation Bonds,        6/06 at 100.00         Aa3      1,072,921
              Series 1991, 6.650%, 12/01/12

         555 Lake County, Ohio, Limited Tax Sewer District Improvement       No Opt. Call         Aa2        640,714
              Bonds, Series 2000, 5.600%, 12/01/20

         155 Logan County, Ohio, General Obligation Bonds, Series 1986,      No Opt. Call          A+        159,938
              7.750%, 12/01/06

         255 Lucas County, Ohio, General Obligation Bonds, Various        12/12 at 100.00          A1        256,897
              Improvements, Series 1992, 6.650%, 12/01/12

       2,855 Marysville Exempted School District, Union County, Ohio,     12/15 at 100.00         AAA      3,051,481
              General Obligation Bonds, Series 2006, 5.000%, 12/01/24
              (WI/DD, Settling 3/02/06) - FSA Insured

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call         Aaa      1,513,636
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

             Oak Hills Local School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2005:
       3,740  5.000%, 12/01/23 - FSA Insured                              12/15 at 100.00         AAA      3,997,387
       1,000  5.000%, 12/01/25 - FSA Insured                              12/15 at 100.00         AAA      1,065,510

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,000 Ohio, Common Schools Capital Facilities, General Obligation   9/11 at 100.00         AA+ $    1,058,060
              Bonds, Series 2001B, 5.000%, 9/15/21

       1,000 Ohio, Full Faith and Credit General Obligation                  No Opt. Call         AA+      1,100,000
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

         730 Ohio, General Obligation Bonds, Common Schools, Series        3/14 at 100.00         AA+        779,012
              2004B, 5.000%, 3/15/21

       6,055 Ohio, General Obligation Bonds, Infrastructure                2/13 at 100.00         AA+      6,424,294
              Improvements, Series 2003F, 5.000%, 2/01/22

       1,845 Ohio, General Obligation Bonds, Series 2005A, 5.000%,         3/15 at 100.00         AA+      2,003,024
              9/01/16

       3,000 Ohio, General Obligation Bonds, Series 2005, 5.000%, 5/01/23  5/15 at 100.00         AA+      3,201,030

       8,140 Ohio, General Obligation Higher Education Capital             2/11 at 100.00         AA+      8,580,374
              Facilities Bonds, Series 2001A, 5.000%, 2/01/20

             Olentangy Local School District, Delaware and Franklin
             Counties, Ohio, General Obligation Bonds, Series 2004A:
         400  5.250%, 12/01/21 - FGIC Insured                              6/14 at 100.00         AAA        438,172
       3,055  5.250%, 12/01/22 - FGIC Insured                              6/14 at 100.00         AAA      3,346,539

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00          AA      4,161,255
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

       1,495 Otsego Local School District, Wood, Henry and Lucas          12/14 at 100.00         Aaa      1,656,370
              Counties, Ohio, General Obligation Bonds, Series 2004,
              5.375%, 12/01/22 - FSA Insured

       3,315 South Point Local School District, Lawrence County, Ohio,    12/14 at 100.00         AAA      3,528,718
              General Obligation Bonds, Series 2004, 5.000%, 12/01/24 -
              FSA Insured

       3,500 Springfield City School District, Clark County, Ohio,        12/11 at 102.00         Aaa      3,784,515
              General Obligation Bonds, Series 2001, 5.200%, 12/01/23 -
              FGIC Insured

       1,500 Strongsville, Ohio, General Obligation Bonds, Series 2001,   12/11 at 100.00         Aaa      1,589,280
              5.000%, 12/01/21 - FGIC Insured

          30 Strongsville, Ohio, Limited Tax General Obligation Various   12/06 at 102.00         Aa2         31,135
              Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

       1,185 Sugarcreek Local School District, Athens County, Ohio,       12/13 at 100.00         Aaa      1,285,606
              General Obligation Bonds, Series 2003, 5.250%, 12/01/24 -
              MBIA Insured

       1,315 Summit County, Ohio, General Obligation Bonds, Series           No Opt. Call         AAA      1,543,008
              2002R, 5.500%, 12/01/21 - FGIC Insured

         910 Tipp City Exempted Village School District, Ohio, General     6/11 at 100.00         Aaa        960,796
              Obligation Bonds, Series 2001, 5.000%, 12/01/24 - FGIC
              Insured

       3,755 Toledo City School District, Lucas County, Ohio, General     12/13 at 100.00         Aaa      3,997,460
              Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC
              Insured

       1,500 Upper Arlington City School District, Ohio, General           6/15 at 100.00         AAA      1,615,620
              Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
              Insured

             West Chester Township, Butler County, Ohio, General
             Obligation Bonds, Series 2003:
       1,365  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00         Aaa      1,489,652
       1,515  5.250%, 12/01/21 - MBIA Insured                             12/13 at 100.00         Aaa      1,643,623

       2,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00         AAA      2,072,280
              Counties, Ohio, Various Purpose General Obligation Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
     130,725 Total Tax Obligation/General                                                                140,063,611
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 11.2%

       6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00         AAA      6,570,081
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,850 Cleveland-Cuyahoga County Port Authority, Ohio, Development  11/14 at 100.00          AA      1,945,923
              Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%,
              11/15/19 - RAAI Insured

       1,380 Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00         AAA      1,453,816
              Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       1,210 Groveport, Ohio, Special Obligation Income Tax Receipts      12/12 at 100.00         Aaa      1,287,004
              Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured

----
29

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Hamilton County Convention Facilities Authority, Ohio,
             First Lien Revenue Bonds, Series 2004:
 $     2,300  5.000%, 12/01/20 - FGIC Insured                              6/14 at 100.00         AAA     $    2,449,431
       1,000  5.000%, 12/01/21 - FGIC Insured                              6/14 at 100.00         AAA          1,063,530
       2,535  5.000%, 12/01/22 - FGIC Insured                              6/14 at 100.00         AAA          2,688,748

       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call         Aaa          1,187,967
              2000B, 0.000%, 12/01/28 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00         AAA          1,626,832
              Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 -
              AMBAC Insured

         870 Ohio Department of Transportation, Certificates of            4/06 at 100.00         AAA            872,227
              Participation, Panhandle Rail Line, Series 1992A, 6.500%,
              4/15/12 - FSA Insured

       1,050 Ohio State Building Authority, State Facilities Bonds,        4/12 at 100.00         AAA          1,111,761
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       1,900 Ohio State Building Authority, State Facilities Bonds,        4/15 at 100.00         AAA          2,020,460
              Administrative Building Fund Projects, Series 2005A,
              5.000%, 4/01/25 - FSA Insured

             Ohio State Building Authority, State Facilities Bonds,
             Adult Correctional Building Fund Project, Series 2005A:
       3,135  5.000%, 4/01/23 - FSA Insured                                4/15 at 100.00         AAA          3,345,986
       5,390  5.000%, 4/01/24 - FSA Insured                                4/15 at 100.00         AAA          5,740,134

       2,000 Ohio State Building Authority, State Facilities Bonds,          No Opt. Call         AAA          2,132,020
              Worker's Compensation Facilities Project, Series 2003A,
              5.000%, 4/01/11 - FGIC Insured

       1,490 Ohio, State Appropriation Lease Bonds, Mental Health          6/13 at 100.00          AA          1,604,760
              Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation  12/13 at 100.00          AA          1,079,850
              Capital Facilities, Series 2004A-II, 5.000%, 12/01/15

       1,000 Ohio, State Appropriation Lease Bonds, Parks and Recreation   2/15 at 100.00         AAA          1,097,340
              Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 - FSA
              Insured

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call         AAA          8,712,221
              Bonds, Reset Option Long Trust Certificates II-R56, Series
              1993L, 7.558%, 7/01/21 (IF)

      11,700 Puerto Rico, Highway Revenue Bonds, Highway and               7/16 at 100.00         AAA         14,700,582
              Transportation Authority, Reset Option Long Certificates
              II-R-66, Series 1996Y, 7.558%, 7/01/36 - MBIA Insured (IF)
------------------------------------------------------------------------------------------------------------------------
      57,445 Total Tax Obligation/Limited                                                                     62,690,673
------------------------------------------------------------------------------------------------------------------------
             Transportation - 4.2%

       1,000 Dayton, Ohio, Airport Revenue Bonds, James M. Cox            12/13 at 100.00          AA          1,037,640
              International Airport, Series 2003C, 5.250%, 12/01/27 -
              RAAI Insured (Alternative Minimum Tax)

       6,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00         AAA          6,627,852
              Emery Air Freight Corporation and Emery Worldwide Airlines
              Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       7,500 Ohio Turnpike Commission, Revenue Bonds, ROL II-R75,            No Opt. Call         Aaa          9,385,200
              7.548%, 2/15/15 (IF)

       5,000 Ohio Turnpike Commission, Revenue Refunding Bonds, ROL          No Opt. Call         AAA          6,802,550
              Series II-R51, Series 1998A, 7.548%, 2/15/24 (IF)
------------------------------------------------------------------------------------------------------------------------
      19,800 Total Transportation                                                                             23,853,242
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 19.4% (3)

         585 Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds,  12/09 at 100.00         N/R (3)        645,934
              Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)

             Cincinnati City School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2001:
       2,000  5.375%, 12/01/15 (Pre-refunded 12/01/11) - MBIA Insured     12/11 at 100.00         AAA          2,184,980
       6,745  5.375%, 12/01/16 (Pre-refunded 12/01/11) - MBIA Insured     12/11 at 100.00         AAA          7,368,845
       1,255  5.375%, 12/01/17 (Pre-refunded 12/01/11) - MBIA Insured     12/11 at 100.00         AAA          1,371,075

       3,805 Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00         AAA          4,170,813
              5.250%, 12/01/22 (Pre-refunded 12/01/12) - MBIA Insured

----
30

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     7,045 Columbus, Ohio, General Obligation Bonds, Series 2000,       11/10 at 101.00         Aaa     $    7,642,346
              5.250%, 11/15/17 (Pre-refunded 11/15/10)

      11,900 Cuyahoga County, Ohio, Hospital Revenue and Improvement       2/09 at 101.00          A- (3)     12,877,585
              Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24
              (Pre-refunded 2/15/09)

       5,830 Cuyahoga County, Ohio, Limited Tax General Obligation        12/10 at 100.00         AA+ (3)      6,404,838
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16
              (Pre-refunded 12/01/10)

       1,000 Evergreen Local School District, Ohio, Unlimited Tax         12/09 at 101.00         Aaa          1,083,610
              General Obligation School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 (Pre-refunded 12/01/09) - FGIC Insured

       2,000 Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross     6/06 at 102.00         AA- (3)      2,052,480
              Health System Corporation, Series 1996, 5.875%, 6/01/21
              (Pre-refunded 6/01/06)

       1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00         AAA          1,702,816
              1996, 6.125%, 12/01/21 (Pre-refunded 12/01/07) - FGIC
              Insured

       1,200 Heath City School District, Licking County, Ohio, Unlimited  12/10 at 100.00         Aaa          1,305,276
              Tax General Obligation School Improvement Bonds, Series
              2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) - FGIC
              Insured

       1,000 Huron County, Ohio, Limited Tax General Obligation           12/07 at 102.00         AAA          1,059,700
              Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16
              (Pre-refunded 12/01/07) - MBIA Insured

       3,385 Lakota Local School District, Butler County, Ohio,            6/11 at 100.00         Aaa          3,636,472
              Unlimited Tax General Obligation School Improvement and
              Refunding Bonds, Series 2001, 5.125%, 12/01/26
              (Pre-refunded 6/01/11) - FGIC Insured

       1,070 Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland      5/06 at 100.00          A1 (3)      1,111,709
              Community Hospital Inc., Series 1992, 6.500%, 11/15/12
              (ETM)

       2,000 Marion County, Ohio, Hospital Revenue Refunding and           5/06 at 102.00        BBB+ (3)      2,052,180
              Improvement Bonds, The Community Hospital, Series 1996,
              6.375%, 5/15/11 (Pre-refunded 5/15/06)

       1,750 Medina City School District, Medina County, Ohio, Unlimited  12/09 at 100.00         AAA          1,858,010
              Tax General Obligation School Building Construction Bonds,
              Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) -
              FGIC Insured

       2,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00        Baa2 (3)      2,113,480
              Franciscan Medical Center - Dayton Campus, Series 1997,
              5.500%, 7/01/18 (Pre-refunded 1/01/08)

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00           A (3)     10,704,980
              Kettering Medical Center, Series 1999, 6.750%, 4/01/22
              (Pre-refunded 4/01/10)

       5,610 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00          AA (3)      6,072,376
              Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)

             North Royalton City School District, Ohio, School
             Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 (Pre-refunded 12/01/09) - MBIA Insured     12/09 at 102.00         AAA          2,432,078
       2,400  6.100%, 12/01/19 (Pre-refunded 12/01/09) - MBIA Insured     12/09 at 102.00         AAA          2,661,192

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
             Bonds, Series 1985B:
       6,460  0.000%, 1/15/15 (Pre-refunded 1/15/11) - FGIC Insured         1/11 at 67.04         AAA          3,610,559
       5,700  0.000%, 1/15/15 (Pre-refunded 7/15/11) - FGIC Insured         7/11 at 70.48         AAA          3,283,599

       4,260 Ohio Water Development Authority, Community Assistance       12/07 at 102.00         AAA          4,480,072
              Bonds, Series 1997, 5.375%, 12/01/24 (Pre-refunded
              12/01/07) - AMBAC Insured

       5,065 Ohio Water Development Authority, Loan Revenue Bonds, Pure      No Opt. Call         AAA          5,733,732
              Water Development, Series 1990I, 6.000%, 12/01/16 - AMBAC
              Insured (ETM)

       2,000 Ohio Water Development Authority, Revenue Bonds, Fresh        6/08 at 101.00         AAA          2,091,700
              Water Development, Series 1998, 5.125%, 12/01/23
              (Pre-refunded 6/01/08) - FSA Insured

         500 Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call         AAA            403,770
              General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
              AMBAC Insured (ETM)

       1,380 Tipp City Exempted Village School District, Ohio, General     6/11 at 100.00         Aaa          1,474,323
              Obligation Bonds, Series 2001, 5.000%, 12/01/24
              (Pre-refunded 6/01/11) - FGIC Insured

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2001A:
       1,500  5.750%, 6/01/18 (Pre-refunded 6/01/11) - FGIC Insured        6/11 at 101.00         AAA          1,668,480
       1,520  5.750%, 6/01/19 (Pre-refunded 6/01/11) - FGIC Insured        6/11 at 101.00         AAA          1,690,726

----
31

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     1,910 Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00         Aa3 (3) $    1,964,091
              5.850%, 12/01/21 (Pre-refunded 12/01/06)
------------------------------------------------------------------------------------------------------------------------
     106,175 Total U.S. Guaranteed                                                                           108,913,827
------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.3%

       1,535 Cleveland Public Power System, Ohio, First Mortgage             No Opt. Call         AAA          1,135,194
              Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13
              - MBIA Insured

       2,500 Cleveland Public Power System, Ohio, First Mortgage Revenue  11/06 at 102.00         AAA          2,573,425
              Refunding Bonds, Series 1996-1, 5.000%, 11/15/24 - MBIA
              Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00         AAA            614,149
              Series 2001, 5.500%, 12/01/17 - AMBAC Insured

       5,000 Ohio Air Quality Development Authority, Revenue Bonds, JMG    4/07 at 102.00         AAA          5,192,050
              Funding Limited Partnership Project, Series 1997, 5.625%,
              1/01/23 - AMBAC Insured (Alternative Minimum Tax)

             Ohio Municipal Electric Generation Agency, Beneficial
             Interest Certificates, Belleville Hydroelectric Project -
             Joint Venture 5, Series 2004:
       1,000  5.000%, 2/15/20 - AMBAC Insured                              2/14 at 100.00         AAA          1,063,050
       5,450  5.000%, 2/15/21 - AMBAC Insured                              2/14 at 100.00         AAA          5,786,047
       1,465  5.000%, 2/15/22 - AMBAC Insured                              2/14 at 100.00         AAA          1,551,245
       3,295  5.000%, 2/15/23 - AMBAC Insured                              2/14 at 100.00         AAA          3,482,090

       8,250 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00         N/R          8,346,443
              Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
              9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call          A-            970,167
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,460 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00        Baa3          4,855,557
              Environmental Control Facilities Financing Authority, Co -
              Generation Facility Revenue Bonds, Series 2000A, 6.625%,
              6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      35,065 Total Utilities                                                                                  35,569,417
------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.3%

       1,730 Butler County, Ohio, Sewerage System Revenue Bonds, Series      No Opt. Call         Aaa          1,921,459
              2005, 5.000%, 12/01/23 - FSA Insured

             Cincinnati, Ohio, Water System Revenue Bonds, ROLS RR - II
             - R212:
       1,300  8.117%, 12/01/11 (IF)                                        6/11 at 100.00         AAA          1,564,641
       1,640  8.121%, 12/01/12 (IF)                                        6/11 at 100.00         AAA          1,952,502
         550  8.140%, 12/01/13 (IF)                                        6/11 at 100.00         AAA            657,564

       2,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00         AA+          2,107,740
              5.000%, 12/01/23

      10,000 Cleveland, Ohio, Waterworks First Mortgage Revenue              No Opt. Call         AAA         11,599,000
              Refunding and Improvement Bonds, Series 1993G, 5.500%,
              1/01/21 - MBIA Insured

       1,155 Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System       6/14 at 100.00         N/R          1,203,232
              Improvements, Series 2004, 5.875%, 12/01/25

       1,260 Lancaster, Ohio, Wastewater System Improvement Revenue       12/14 at 100.00         AAA          1,337,413
              Bonds, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       1,255 Ohio Water Development Authority, Revenue Bonds, Fresh        6/14 at 100.00         AAA          1,378,955
              Water Development, Series 2004, 5.250%, 12/01/15

       3,500 Ohio Water Development Authority, Water Pollution Control     6/15 at 100.00         AAA          3,747,379
              Loan Fund Revenue Bonds, Water Quality Project, Series
              2005B, 5.000%, 6/01/25

       1,915 Toledo, Ohio, Sewerage System Revenue Bonds, Series 2003,    11/13 at 100.00         AAA          2,014,292
              5.000%, 11/15/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
      26,305 Total Water and Sewer                                                                            29,484,177
------------------------------------------------------------------------------------------------------------------------
 $   522,710 Total Long-Term Investments (cost $521,195,608) - 99.0%                                         555,900,071
------------------------------------------------------------------------------------------------------------------------
------------

----
32

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------
             Short-Term Investments - 0.2%

 $     1,000 Puerto Rico Government Development Bank, Adjustable                                 A-1 $    1,000,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.060%, 12/01/15 - MBIA Insured (4)
-------------------------------------------------------------------------------------------------------------------
 $     1,000 Total Short-Term Investments (cost $1,000,000)                                               1,000,000
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $522,195,608) - 99.2%                                              556,900,071
             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.8%                                                         4,360,763
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $  561,260,834
             -----------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
        (WI/DD) Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Investment is escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $521,743,804.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $35,447,342
       Depreciation                                               (291,075)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $35,156,267
     ----------------------------------------------------------------------

----
33

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.0%

  $      475 Ashland Housing Authority, Wisconsin, Student Housing         4/08 at 100.00         Aaa $     483,256
              Revenue Bonds, Northland College Project, Series 1998,
              5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Revenue  11/06 at 102.00         AA-       514,345
              Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-       379,764
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB       207,888
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/21

         250 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-       262,693
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
-------------------------------------------------------------------------------------------------------------------
       1,795 Total Education and Civic Organizations                                                      1,847,946
-------------------------------------------------------------------------------------------------------------------
             Health Care - 2.0%

         430 Puerto Rico Industrial, Tourist, Educational, Medical and     8/06 at 100.50         AAA       435,108
              Environmental Control Facilities Financing Authority,
              FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila
              Hospital, Series 1995A, 5.875%, 8/01/12

         500 Puerto Rico Industrial, Tourist, Educational, Medical and     7/06 at 101.00         AAA       500,790
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
         930 Total Health Care                                                                              935,898
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.5%

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized     5/08 at 102.00         N/R       702,803
              Multifamily Housing Revenue Bonds, Villa Ciera Inc.,
              Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, GNMA     1/12 at 102.00         N/R       588,930
              Collateralized Multifamily Housing Revenue Bonds, Woodland
              Park Project, Series 2001, 5.300%, 2/20/31 (Alternative
              Minimum Tax)

       1,000 Madison Community Development Authority, Wisconsin, GNMA      9/06 at 102.00         AAA     1,016,050
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Glen Apartments, Series 1999A, 5.500%, 9/20/29
              (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured     8/07 at 102.00         N/R       207,040
              Multifamily Housing Revenue Bonds, City Hall Square
              Apartments, Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, GNMA Multifamily      5/06 at 102.00         AAA       505,815
              Revenue Refunding Bonds, Lake Shore Apartments, Series
              1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, FHA-Insured     3/06 at 102.00         N/R       304,509
              Housing Revenue Bonds, Kiwanis Heritage Inc. Senior
              Apartments, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, GNMA Collateralized
             Mortgage Loan Multifamily Housing Revenue Refunding Bonds,
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                  12/06 at 102.00         AAA       359,450
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                  12/06 at 102.00         AAA       768,158
-------------------------------------------------------------------------------------------------------------------
       4,345 Total Housing/Multifamily                                                                    4,452,755
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.7%

         190 Puerto Rico Housing Bank and Finance Agency, Affordable       4/06 at 101.00         AAA       192,459
              Housing Mortgage Subsidy Program Single Family Mortgage
              Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          50 Virgin Islands Housing Finance Corporation, GNMA              3/06 at 101.00         AAA        50,544
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)

       1,000 Wisconsin Housing and Economic Development Authority, Home    5/15 at 100.00          AA     1,007,880
              Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35
-------------------------------------------------------------------------------------------------------------------
       1,240 Total Housing/Single Family                                                                  1,250,883
-------------------------------------------------------------------------------------------------------------------

----
34

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

  $      250 Guam, General Obligation Bonds, Series 1993A, 5.400%,         5/06 at 100.00           B $     250,200
              11/15/18
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 65.2%

       1,500 Ashwaubenon Community Development Authority, Wisconsin,       6/12 at 100.00         Aa2     1,584,210
              Lease Revenue Refunding Bonds, Arena Project, Series 2002,
              5.150%, 6/01/29

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment   2/08 at 100.00         N/R     1,015,060
              Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18

       2,000 Glendale Community Development Authority, Wisconsin,         10/14 at 100.00          A3     2,095,220
              Community Development Lease Revenue Bonds, Bayshore Public
              Parking Project, Series 2004A, 5.000%, 10/01/24

         100 Glendale Community Development Authority, Wisconsin,         10/11 at 100.00          A3       103,997
              Community Development Lease Revenue Refunding Bonds, Tax
              Increment District 6, Series 2001, 5.000%, 10/01/19

         350 Green Bay Brown County Professional Football Stadium          2/11 at 100.00         AAA       368,935
              District, Wisconsin, Sales Tax Revenue Bonds, Lambeau
              Field Renovation Project, Series 2001A, 5.000%, 2/01/19 -
              AMBAC Insured

         500 Jackson Community Development Authority, Wisconsin, Revenue  12/09 at 100.00         N/R       507,040
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease     3/12 at 100.00         Aa2       969,341
              Revenue Refunding Bonds, Monona Terrace, Series 2002,
              4.375%, 3/01/20

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue   8/12 at 100.00         AAA     2,085,000
              Bonds, Neighborhood Public Schools Initiative, Series
              2002A, 4.875%, 8/01/21 - AMBAC Insured

             Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
             Bonds, Public Schools, Series 2003A:
       2,500  5.125%, 8/01/21 - AMBAC Insured                              8/13 at 100.00         AAA     2,662,200
       1,500  5.125%, 8/01/22 - AMBAC Insured                              8/13 at 100.00         AAA     1,594,365

             Milwaukee Redevelopment Authority, Wisconsin, Revenue
             Bonds, Summerfest Project, Series 2001:
         400  4.850%, 8/01/17                                              8/11 at 100.00           A       415,080
       1,000  4.950%, 8/01/20                                              8/11 at 100.00           A     1,040,490

       1,500 Neenah Community Development Authority, Wisconsin, Lease     12/14 at 100.00          A1     1,584,270
              Revenue Bonds, Series 2004A, 5.000%, 12/01/26

       1,000 Onalaska Community Development Authority, Wisconsin,         10/13 at 100.00          A3     1,043,980
              Community Development Lease Revenue Bonds, Series 2003,
              4.875%, 10/01/27

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                                No Opt. Call         AAA       978,061
         400  5.500%, 12/15/19 - MBIA Insured                                No Opt. Call         AAA       461,972
       2,195  5.500%, 12/15/20 - MBIA Insured                                No Opt. Call         AAA     2,553,202
         500  5.500%, 12/15/26 - MBIA Insured                                No Opt. Call         AAA       589,145

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00         N/R       385,856
              Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Senior Lien         10/08 at 101.00         BBB       626,676
              Revenue Refunding Bonds, Matching Fund Loan Note, Series
              1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00         AAA       519,230
              Wisconsin, Lease Revenue Bonds, Series 1997,
              5.650%, 12/01/16 - MBIA Insured

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/14 at 100.00         N/R     1,088,960
              Revenue Bonds, Series 2004A, 5.250%, 10/01/21

       1,000 Weston Community Development Authority, Wisconsin, Lease     10/15 at 100.00         N/R     1,056,520
              Revenue Bonds, Series 2005A, 5.000%, 10/01/21

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       3,400  5.250%, 12/15/23 - FSA Insured                                 No Opt. Call         AAA     3,866,682
         500  5.250%, 12/15/27 - FSA Insured                                 No Opt. Call         AAA       565,130

       2,000 Wisconsin Center District, Senior Dedicated Tax Revenue         No Opt. Call         AAA       715,220
              Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA
              Insured
-------------------------------------------------------------------------------------------------------------------
      29,630 Total Tax Obligation/Limited                                                                30,475,842
-------------------------------------------------------------------------------------------------------------------

----
35

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000)  Description                                                  Provisions (1) Ratings (2)             Value
-----------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 12.8% (3)

              Ashwaubenon Community Development Authority, Wisconsin,
              Lease Revenue Bonds, Arena Project, Series 1999A:
  $    2,000   5.700%, 6/01/24 (Pre-refunded 6/01/09)                      6/09 at 100.00         Aa2 (3) $   2,136,680
         700   5.800%, 6/01/29 (Pre-refunded 6/01/09)                      6/09 at 100.00         Aa2 (3)       749,980

              Green Bay Redevelopment Authority, Wisconsin, Lease Revenue
              Bonds, Convention Center Project, Series 1999A:
       1,300   5.250%, 6/01/24 (Pre-refunded 6/01/09)                      6/09 at 100.00         Aa2 (3)     1,370,967
       1,650   5.100%, 6/01/29 (Pre-refunded 6/01/09)                      6/09 at 100.00         Aa2 (3)     1,732,517
-----------------------------------------------------------------------------------------------------------------------
       5,650  Total U.S. Guaranteed                                                                           5,990,144
-----------------------------------------------------------------------------------------------------------------------
  $   43,840  Total Investments (cost $43,359,861) - 96.7%                                                   45,203,668
-----------------------------------------------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 3.3%                                                            1,551,930
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $  46,755,598
              --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $43,355,062.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $1,866,359
       Depreciation                                               (17,753)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $1,848,606
     ---------------------------------------------------------------------

----
36

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date April 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date April 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date April 28, 2006